UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Item 1.	Reports to Stockholders.

SEI Tax Exempt Trust

>  Intermediate-Term Municipal Fund

>  Short Duration Municipal Fund

>  California Municipal Bond Fund

>  Massachusetts Municipal Bond Fund

>  New Jersey Municipal Bond Fund

>  New York Municipal Bond Fund

>  Pennsylvania Municipal Bond Fund

>  Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Alabama — 1.8%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100 5.000%, 09/01/2032	$2,000	$2,462
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,191
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	248
5.000%, 07/01/2024	325	371
5.000%, 07/01/2028	1,075	1,353
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	3,265	3,968
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,925
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101 4.000%, 12/01/2050 (A)	5,000	5,703
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	4,115
5.000%, 09/01/2031	3,140	4,078
5.000%, 09/01/2034	2,000	2,675
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100 4.000%, 04/01/2049 (A)	5,000	5,450
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	630	782

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	$2,160	$2,287

		37,608

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100 5.000%, 05/01/2031	1,500	1,824

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100 5.000%, 12/01/2027	2,500	2,590
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2035	3,000	3,507
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2026	5,000	5,743
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,617
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100 6.000%, 07/01/2037 (B)	1,805	2,190
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103 7.750%, 07/01/2050 (B)	3,560	3,836
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,421	3,706
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (A)	4,000	4,203
Coconino County, Pollution Control, Ser B, RB
1.650%, 03/01/2039 (A)	2,000	2,051
Glendale, Industrial Development Authority, RB
Callable 05/15/2026 @ 103 5.000%, 05/15/2041	1,000	1,129

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2031	$2,250	$2,735
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102 5.750%, 01/01/2036 (B)	1,560	1,600
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2033	3,930	4,758
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	704
5.000%, 07/01/2029	250	292
5.000%, 07/01/2030	500	583
5.000%, 07/01/2032	1,095	1,270
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	3,100	3,885
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	408
5.000%, 07/01/2032	115	132
5.000%, 07/01/2033	355	406
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2047 (B)	870	884
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,533
5.250%, 12/01/2026	4,510	5,480
5.000%, 12/01/2032	2,500	3,277
5.000%, 12/01/2037	1,000	1,380
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	964
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100 6.000%, 10/01/2037 (B)	1,200	1,290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100 5.250%, 08/01/2033	$1,000	$1,088

		63,241

Arkansas — 0.4%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,577
5.000%, 11/01/2034	1,210	1,361
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,796
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,796
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100 5.000%, 10/01/2035	1,500	1,830

		8,360

California — 7.3%
Bay Area, Toll Authority, RB
Callable 10/01/2021 @ 100 2.250%, 04/01/2045 (A)	1,500	1,518
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	236
California State, Department of Water Resources, Centeral Valley Project, Ser BB, RB
Callable 12/01/2030 @ 100 5.000%, 12/01/2035	1,525	2,035
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100 5.000%, 12/01/2024 (C)	1,910	2,240
California State, Enterprise Development Authority, Ser A, RB
Callable 08/01/2030 @ 100 5.000%, 08/01/2045	370	443
California State, GO
5.000%, 08/01/2026	3,880	4,763
California State, GO
Callable 03/01/2025 @ 100 5.000%, 03/01/2026	5,000	5,880

2	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 08/01/2025 @ 100 5.000%, 08/01/2026	$2,500	$2,979
California State, GO
Callable 11/01/2025 @ 100 4.000%, 11/01/2041	360	406
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,663
5.000%, 09/01/2029	1,500	1,829
5.000%, 09/01/2030	3,395	4,135
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,650
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2026	5,000	5,503
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	2,000	2,532
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100 4.000%, 08/15/2037	1,055	1,159
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2026	1,000	1,092
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100 5.250%, 12/01/2025	1,185	1,230
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2032	1,000	1,230
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2025	2,795	3,255
California State, Ser C, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2030	5,015	5,974
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	410	434

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100 5.250%, 12/01/2034	$3,875	$4,321
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.250%, 12/01/2043 (B)	875	1,022
5.000%, 12/01/2033 (B)	390	461
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2041 (B)	2,315	2,593
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,050
California State, Various Purpose, GO
5.000%, 04/01/2032	1,970	2,680
California State, Various Purpose, GO
Callable 09/01/2021 @ 100 5.250%, 09/01/2028	1,750	1,794
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	3,045
5.000%, 08/01/2030	6,500	7,895
5.000%, 08/01/2035	3,000	3,621
California State, Various Purpose, GO
Callable 04/01/2029 @ 100 5.000%, 04/01/2033	7,900	10,069
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	232
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
Callable 08/01/2030 @ 100 4.000%, 08/01/2033	750	890
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	240
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2029	915	992
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2035	3,000	3,435

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	$1,450	$1,753
5.000%, 06/01/2027	2,875	3,557
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2034	4,960	6,022
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 03/22/2021 @ 22 12.328%, 06/01/2047 (D)	6,850	1,504
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 03/01/2022	625	654
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2032	2,285	2,485
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	975
5.000%, 05/15/2032	500	579
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,500	1,890
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100 5.000%, 07/01/2032	2,500	2,811
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100 4.000%, 06/01/2049	2,000	2,252
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2033	500	615
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2033	1,000	1,227
Sacramento, Water Revenue, RB
Pre-Refunded @ 100 5.000%, 09/01/2023 (C)	1,395	1,561
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, San Francisco International Airport, AMT, RB
5.000%, 01/01/2022	$2,900	$3,013
San Francisco City & County, Ser D-1, GO
Callable 06/15/2028 @ 100
4.000%, 06/15/2039	1,580	1,829
4.000%, 06/15/2040	1,640	1,888
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Callable 01/15/2025 @ 100 5.000%, 01/15/2029	1,165	1,332
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2028	5,000	5,942
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,064
5.000%, 09/01/2031	1,815	2,129
University of California, Ser Q, RB
Callable 03/10/2021 @ 100 5.250%, 05/15/2023	180	181

		150,189

Colorado — 3.5%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	420
5.000%, 06/15/2031	500	598
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (A)	2,500	3,094
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,869
5.000%, 08/01/2037	2,000	2,468
5.000%, 08/01/2038	1,000	1,230
4.000%, 08/01/2037	1,500	1,710
4.000%, 08/01/2038	1,250	1,419
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
Callable 12/01/2027 @ 103 4.000%, 12/01/2040	205	228
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,264

4	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	$6,425	$7,950
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100 3.875%, 05/01/2050	1,180	1,310
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2030	1,250	1,523
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2031	1,000	1,211
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100 5.500%, 11/15/2027	10,000	11,288
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100 5.000%, 12/01/2031	2,000	2,465
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100 5.250%, 11/15/2026	2,000	2,263
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100 5.000%, 06/01/2030	1,465	1,730
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100 5.000%, 06/01/2032	1,360	1,597
Denver City & County, School District No. 1, Ser B, COP
Callable 03/29/2021 @ 100 5.000%, 12/01/2031	1,185	1,189
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,206
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	465
5.000%, 12/01/2031	855	986
5.000%, 12/01/2032	1,200	1,379
5.000%, 12/01/2034	1,000	1,142
5.000%, 12/01/2035	800	911
5.000%, 12/01/2036	600	682

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102 5.250%, 12/01/2027	$665	$697
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100 4.000%, 12/01/2032	1,000	1,205
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	751
5.000%, 07/15/2029	400	505
4.000%, 07/15/2033	1,000	1,203
Regional Transportation District, Eagle P3 Project, RB
Callable 01/15/2031 @ 100
5.000%, 07/15/2031	1,200	1,544
5.000%, 07/15/2032	2,310	2,956
4.000%, 07/15/2036	450	525
4.000%, 07/15/2038	700	811
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100 5.000%, 11/15/2038 (A)	5,000	5,112
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103 5.000%, 12/15/2026	220	257

		72,163

Connecticut — 1.6%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102 5.000%, 12/01/2036	1,230	1,426
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,059
5.000%, 07/01/2036	700	820
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	298
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	446
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100 5.000%, 10/15/2025	10,000	11,154

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Ser C, GO
5.000%, 06/15/2026	$2,460	$2,991
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100 5.000%, 09/15/2029	5,000	6,343
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100 5.000%, 09/01/2034	2,500	2,845
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2028	1,950	2,300
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100 5.000%, 10/01/2030	2,000	2,526
Connecticut State, Special Tax Revenue, RB
Callable 05/01/2030 @ 100 5.000%, 05/01/2031	1,000	1,305

		33,513

District of Columbia — 0.9%
District of Columbia, Ser D, GO
Callable 12/01/2026 @ 100 5.000%, 06/01/2033	2,500	3,050
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2028	2,000	2,472
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,602
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100 5.000%, 10/01/2027	2,705	2,999
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,137
4.000%, 10/01/2036	1,500	1,700
4.000%, 10/01/2038	1,000	1,124

		18,084

Florida — 6.8%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	265	282

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2037 (A)	$4,000	$4,783
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100 5.000%, 12/01/2030	1,500	1,916
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,555
5.000%, 10/01/2035	2,000	2,387
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,631
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,273
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/2021 (E)	1,675	1,714
5.000%, 09/01/2021	825	842
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,237
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	6,360
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	426
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,250	1,545
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
7.000%, 04/01/2035 (F)	1,205	715
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100 5.250%, 12/01/2043 (B)	3,000	3,426
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100 5.000%, 06/01/2025	15,000	17,458
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100 4.000%, 07/01/2033	5,000	5,964

6	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Development Finance, AMT, RB
Callable 01/01/2024 @ 107 7.375%, 01/01/2049 (B)	$2,825	$2,733
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	337
5.000%, 04/01/2027	300	362
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 04/05/2021 @ 104 6.500%, 01/01/2049 (A)(B)	1,000	958
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100 5.000%, 03/01/2037	1,295	1,456
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100 5.000%, 10/01/2028	1,000	1,183
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,713
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100 4.000%, 07/01/2033	2,930	3,452
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	4,000	4,439
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100 5.000%, 10/01/2030	1,500	1,905
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2031	3,695	4,391
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100 5.000%, 10/01/2027	4,265	4,922
JEA Electric System Revenue, Ser THREE, RB
Callable 04/01/2030 @ 100 5.000%, 10/01/2035	3,000	3,838
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100 5.000%, 10/01/2025 (C)	970	1,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100 5.000%, 10/01/2023 (C)	$900	$1,009
JEA Water & Sewer System Revenue, Ser A, RB
Callable 04/01/2030 @ 100 5.000%, 10/01/2035	1,000	1,288
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,907
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	1,999
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100 5.000%, 02/01/2030	2,500	2,808
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	487
5.000%, 04/01/2031	910	1,028
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100 5.000%, 05/01/2026	6,985	8,199
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100 5.500%, 10/01/2027	1,330	1,496
Orange County, Convention Center, RB
5.000%, 10/01/2024	280	324
Orange County, Convention Center, RB
Callable 10/01/2025 @ 100 5.000%, 10/01/2026	755	896
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2032	3,270	3,932
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2036	3,500	4,301
Osceola County, Transportation Revenue, Ser A-2, RB
2.483%, 10/01/2027 (D)	360	315
2.348%, 10/01/2026 (D)	275	247
2.139%, 10/01/2025 (D)	125	116
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2032	5,850	6,905

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	$1,075	$1,087
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2029	1,500	1,832
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100 3.750%, 11/15/2025	835	809
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103 5.250%, 11/15/2039	3,660	3,562
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2031	3,000	3,672
Tampa, Cigarette Tax Allocation, Ser A, RB
Callable 09/01/2030 @ 80 3.770%, 09/01/2036 (D)	305	193
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	750	906
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100 4.000%, 10/15/2035	270	309

		138,917

Georgia — 2.5%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (A)	300	307
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100 5.000%, 05/01/2025 (C)	5,010	5,931
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Pre-Refunded @ 100 5.250%, 11/01/2023 (C)	1,000	1,133
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (A)	785	804

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	$2,875	$3,052
5.000%, 07/01/2024	1,075	1,230
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2033	1,000	1,201
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,459
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100 0.823%, 04/01/2048 (A)	1,865	1,875
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100 4.000%, 03/01/2050 (A)	6,640	7,638
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100 4.000%, 08/01/2048 (A)	4,000	4,351
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	888
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100 5.000%, 01/01/2032	1,025	1,260
5.000%, 01/01/2035	1,500	1,825
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 01/01/2028	4,140	4,964
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	624
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,677
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,085
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,876
5.000%, 07/01/2027	1,390	1,578

		51,758

Hawaii — 0.6%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2032	3,000	3,663

8	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	$2,000	$2,359
4.000%, 01/01/2037	4,500	5,258

		11,280

Idaho — 0.0%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	630	673

Illinois — 9.9%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
1.601%, 01/01/2025 (D)	325	313
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100 5.500%, 01/01/2027	2,000	2,162
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	5,000	5,747
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2038	1,500	1,769
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100 5.000%, 01/01/2036	1,290	1,556
Chicago, Airport Authority, O’Hare International Airport, Ser A, RB
Callable 01/01/2030 @ 100 5.000%, 01/01/2032	750	959
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,634
5.000%, 01/01/2032	5,840	6,743
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2035	3,500	4,080
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2030 @ 100 5.000%, 01/01/2031	740	951
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2031	2,450	2,877

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O’Hare International Airport, Ser E, RB
Callable 01/01/2030 @ 100 5.000%, 01/01/2032	$510	$652
Chicago, Board of Education, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	581
5.000%, 04/01/2034	620	718
5.000%, 04/01/2036	445	513
5.000%, 04/01/2037	725	833
Chicago, Board of Education, Ser A, GO
Callable 12/01/2030 @ 100
5.000%, 12/01/2032	400	484
5.000%, 12/01/2033	690	831
5.000%, 12/01/2034	345	414
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	773
5.000%, 12/01/2028	100	120
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	2,840	3,311
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2031	2,840	3,354
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100 5.000%, 12/01/2046	640	736
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2028	2,970	3,306
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024	1,000	1,051
Chicago, Ser A, GO
5.000%, 01/01/2023	355	379
Chicago, Ser A, GO
Callable 01/01/2024 @ 100 5.250%, 01/01/2029	1,210	1,318
Chicago, Ser A, GO
Callable 01/01/2029 @ 100 5.500%, 01/01/2035	3,020	3,610
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,301
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2046	1,500	1,724
Chicago, Transit Authority, Ser A, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2045	550	668
4.000%, 12/01/2050	2,000	2,207
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,177

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100 5.000%, 11/01/2027	$2,360	$2,877
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,139
5.000%, 11/01/2034	1,500	1,696
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100 5.000%, 11/01/2035	5,000	6,118
Cook County, Ser A, GO
Callable 11/15/2030 @ 100 5.000%, 11/15/2033	450	583
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2035	4,000	4,850
Cook County, Tax Revenue Authority, Ser A, RB
Callable 11/15/2030 @ 100 5.000%, 11/15/2031	560	735
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100 7.125%, 11/01/2023 (C)	3,310	3,893
Illinois State, Finance Authority, Advocate Health Care Project, RB
Callable 06/01/2023 @ 100 5.000%, 06/01/2026	5,550	6,062
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2037	1,500	1,683
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2029	1,885	2,178
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100 5.000%, 05/15/2050 (A)	605	687
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2021	160	163
5.000%, 09/01/2022	175	186
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100 5.000%, 12/01/2026	2,500	2,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100 5.500%, 07/01/2028	$1,000	$1,083
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2033	1,050	1,204
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2034	2,000	2,287
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100 5.000%, 10/01/2030	1,000	1,026
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	549
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	290
5.000%, 02/15/2030	390	433
5.000%, 02/15/2032	265	292
Illinois State, GO
5.500%, 05/01/2030	3,750	4,699
5.375%, 05/01/2023	165	180
Illinois State, GO
Callable 03/01/2022 @ 100 5.000%, 03/01/2036	1,215	1,246
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	3,350	3,638
5.250%, 02/01/2032	935	1,011
5.250%, 02/01/2033	735	793
Illinois State, GO
Callable 11/01/2026 @ 100 5.000%, 11/01/2036	2,970	3,309
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100 5.000%, 02/01/2032	5,000	5,881
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,449
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,987

10	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	$1,000	$1,324
5.500%, 07/01/2023	2,095	2,331
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	780	890
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,531
Illinois State, Ser B, GO
Callable 11/01/2029 @ 100 4.000%, 11/01/2035	2,800	3,039
Illinois State, Ser B, GO
Callable 10/01/2030 @ 100
5.000%, 10/01/2031	810	980
4.000%, 10/01/2035	4,020	4,397
Illinois State, Ser C, GO
Callable 10/01/2030 @ 100 4.000%, 10/01/2037	215	233
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,093
5.000%, 11/01/2025	1,585	1,802
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100 5.000%, 11/01/2028	1,000	1,153
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,894
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,000	1,283
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100 5.000%, 01/01/2031	3,035	3,282
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100 5.000%, 12/01/2032	2,000	2,380
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2032	1,250	1,401
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	987
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	270
5.000%, 02/01/2027	1,055	1,271
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,527

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100 5.000%, 12/01/2031	$3,275	$4,020
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	299
5.000%, 12/15/2032	255	304
5.000%, 12/15/2033	300	357
5.000%, 12/15/2034	400	475
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2027	6,100	7,275
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2027	2,000	2,417
5.000%, 01/01/2028	380	468
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,496
5.000%, 01/01/2037	1,000	1,186
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100 5.000%, 01/01/2036	3,750	4,631
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100 5.000%, 01/01/2037	200	248
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100 5.000%, 04/01/2028	3,210	3,483
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100 5.000%, 04/01/2028	2,035	2,268

		202,049

Indiana — 1.3%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2029	1,000	1,032
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,086
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100 5.250%, 02/01/2035	2,000	2,359
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,329

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100 3.000%, 07/01/2051	$340	$371
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
Callable 07/01/2029 @ 100 3.250%, 07/01/2049	530	573
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2032	2,000	2,474
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,212
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2035	3,400	3,788
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,790

		27,014

Iowa — 0.2%
Iowa State, Finance Authority, Lifespace Communities Project, RB
Callable 03/26/2021 @ 100 2.875%, 05/15/2049	225	228
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100 5.000%, 08/01/2021 (C)	1,500	1,530
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	205
PEFA, Gas Project, RB
Callable 06/01/2026 @ 101 5.000%, 09/01/2049 (A)	1,000	1,207

		3,170

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2033	3,500	4,116

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100 5.000%, 11/15/2029	$4,000	$4,191
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (F)	1,080	1,076

		9,383

Kentucky — 1.8%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100 4.000%, 04/01/2048 (A)	15,280	16,656
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101 4.000%, 12/01/2050 (A)	1,775	2,031
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100 4.000%, 01/01/2049 (A)	15,725	17,402
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101 5.000%, 10/01/2047 (A)	1,175	1,433

		37,522

Louisiana — 1.5%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100 5.000%, 02/01/2025 (C)	1,000	1,174
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100 5.000%, 06/15/2024 (C)	3,500	4,023
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100 5.000%, 12/15/2030	3,000	3,614
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 03/26/2021 @ 100 5.500%, 05/15/2030	1,590	1,594
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,456
5.000%, 01/01/2032	2,100	2,392
5.000%, 01/01/2033	2,100	2,387

12	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, RB, AGM
Callable 01/01/2028 @ 100 5.000%, 01/01/2031	$1,260	$1,554
New Orleans, Aviation Board, RB, AGM
Callable 10/01/2028 @ 100 5.000%, 10/01/2036	1,550	1,886
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,063
5.000%, 07/15/2027	1,750	1,859
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	630
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	1,026
2.125%, 06/01/2037 (A)	2,750	2,808
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	611

		30,077

Maryland — 1.4%
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100 3.500%, 03/01/2050	620	679
Maryland State, Department of Transportation, RB
Callable 10/01/2027 @ 100 4.000%, 10/01/2032	1,500	1,764
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100 5.500%, 01/01/2036	2,000	2,364
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100 4.000%, 07/01/2035	1,000	1,101
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2032	5,000	6,040
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,907
Maryland State, Transportation Authority, AMT, RB
5.000%, 06/01/2027	4,850	5,975

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Ser A, GO
Pre-Refunded @ 100 5.000%, 11/01/2024 (C)	$1,625	$1,897
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2030	2,880	3,013

		28,740

Massachusetts — 2.5%
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	136
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100 5.000%, 07/01/2021 (C)	755	767
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2027	2,965	3,220
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100 5.000%, 07/01/2034	1,325	1,614
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	145	171
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,423
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	321
5.000%, 10/01/2023	300	333
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,154
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,929
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	415	506
5.000%, 07/01/2028	1,750	2,161
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,310

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100 5.000%, 06/15/2026	$2,500	$2,960
Massachusetts State, Port Authority, A-Bosfuel Project, Ser A, AMT, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	1,330	1,670
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,855	2,280
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2031	1,250	1,461
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100 5.000%, 08/15/2029	1,370	1,626
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100 5.000%, 01/01/2035	5,500	6,919
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100 4.000%, 05/01/2034	6,500	7,759
Massachusetts State, Transportation Trust Fund Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100 5.000%, 01/01/2034	3,000	3,746
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,522

		51,988

Michigan — 2.2%
Detroit, GO
5.000%, 04/01/2021	120	120
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,440
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,968
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	544
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,315
5.000%, 07/01/2023	2,500	2,766

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100 5.000%, 07/01/2030	$1,000	$1,141
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2034	2,565	3,007
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100 5.000%, 08/15/2031	3,300	3,598
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100 5.000%, 11/15/2033	2,755	3,146
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	2,000	2,448
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/2030 @ 100 5.000%, 11/15/2047	345	426
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100 3.750%, 06/01/2050	270	298
Michigan State, Strategic Fund, AMT, RB
Callable 12/31/2028 @ 100 5.000%, 12/31/2031	3,500	4,338
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	2,939
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,540
5.000%, 12/01/2031	1,800	2,131
		44,165

Minnesota — 0.5%
Apple Valley, Senior Living Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,400
5.500%, 01/01/2031	1,275	1,283
5.250%, 01/01/2037	500	391
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	576
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	364
5.000%, 01/01/2031	300	360

14	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Minnesota State, Higher Education Facilities Authority, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2038	$250	$271
3.000%, 10/01/2041	1,000	1,076
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	215
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	403
5.000%, 10/01/2027	600	689
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,318
5.000%, 05/01/2031	695	820

		9,166

Mississippi — 0.5%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB
Callable 04/01/2021 @ 100 0.010%, 12/01/2030 (A)	700	700
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
Callable 04/01/2021 @ 100 0.010%, 11/01/2035 (A)	1,000	1,000
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
Callable 04/01/2021 @ 100 0.010%, 12/01/2030 (A)	1,140	1,140
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
Callable 04/01/2021 @ 100 0.010%, 12/01/2030 (A)	250	250
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 04/01/2021 @ 100
0.010%, 12/01/2030 (A)	400	400
0.010%, 11/01/2035 (A)	1,805	1,805
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
Callable 04/01/2021 @ 100 0.010%, 11/01/2035 (A)	700	700
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
Callable 06/01/2030 @ 100 3.000%, 12/01/2050	115	126

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Ser A, RB
5.000%, 10/15/2022	$400	$428
5.000%, 10/15/2023	285	317
Mississippi State, Ser A, RB
Callable 10/15/2028 @ 100
5.000%, 10/15/2029	300	372
5.000%, 10/15/2030	850	1,049
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100 5.000%, 10/15/2029	1,000	1,154
West Rankin, Utility Authority, RB, AGM
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	1,100	1,267

		10,708

Missouri — 1.9%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100 4.000%, 10/01/2036	995	1,166
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Pre-Refunded @ 100 5.000%, 09/01/2021 (C)	8,015	8,205
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, TA
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	244
4.375%, 02/01/2031 (B)	600	636
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2032	1,000	1,245
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2034	3,000	3,437
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2028	1,000	1,200
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100 5.000%, 06/01/2028	3,425	3,839
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100 3.875%, 05/01/2050	1,120	1,243

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/ FHLMC
Callable 05/01/2029 @ 100 3.500%, 11/01/2050	$715	$786
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2029	2,000	2,298
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,067
5.000%, 01/01/2028	1,400	1,562
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2026	5,135	6,032
St Louis, Airport Revenue, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	728
5.000%, 07/01/2033	625	761
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,489

		38,938

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2029	1,130	1,195

Nebraska — 1.3%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,806
5.000%, 09/01/2034	1,000	1,339
5.000%, 09/01/2035	2,840	3,832
5.000%, 09/01/2036	3,140	4,271
5.000%, 09/01/2042	730	1,027
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2029	765	794
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2033	1,000	1,228

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2030	$5,500	$6,325
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100 5.000%, 02/01/2027	1,500	1,810
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	702

		26,134

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,925
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,215
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,288
Clark County, Ser B, GO
Callable 11/01/2026 @ 100 5.000%, 11/01/2029	5,000	6,066
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	200	209
5.000%, 07/01/2024	200	222
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2030	525	574
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	643
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100 5.000%, 06/01/2037	590	662
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100 5.000%, 06/01/2033	400	474
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	255	257

		13,535

16	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New Hampshire — 0.1%
New Hampshire State, Business Finance Authority, RB
Callable 01/01/2026 @ 103
4.000%, 01/01/2029	$300	$341
4.000%, 01/01/2030	285	322
4.000%, 01/01/2031	290	326
4.000%, 01/01/2051	1,170	1,274

		2,263

New Jersey — 4.5%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2026	590	712
4.000%, 06/01/2030	1,000	1,190
4.000%, 06/01/2031	3,070	3,681
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101 5.625%, 11/15/2030	1,160	1,296
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100 4.000%, 11/01/2037	1,000	1,108
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,225
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100 5.000%, 06/01/2037	1,225	1,439
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,922
5.000%, 03/01/2028	1,250	1,345
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,000
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100 5.250%, 06/15/2031	4,750	5,412

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	$3,000	$3,479
5.000%, 06/15/2026	3,020	3,495
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	210	222
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
Callable 07/01/2030 @ 100 4.000%, 07/01/2050	130	145
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2023	855	909
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2036	2,250	2,697
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2033	2,590	3,256
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,763
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 10/01/2021	2,120	2,161
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2035	10,000	12,061
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2046	4,390	5,069
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2028	2,000	2,366
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	323

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2030	$3,585	$4,176
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100 5.500%, 06/15/2031	3,270	3,311
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100 5.000%, 06/15/2032	1,250	1,510
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2033	2,230	2,692
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2031 @ 100 4.000%, 01/01/2042	2,925	3,393
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,207
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,541
5.000%, 01/01/2032	6,000	7,368
5.000%, 01/01/2033	350	428
South Jersey Port, Marine Terminal, Sub- Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	331
5.000%, 01/01/2033	425	492
5.000%, 01/01/2034	570	658
5.000%, 01/01/2035	570	657
5.000%, 01/01/2036	570	655
5.000%, 01/01/2037	570	653

		91,348

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2030	1,130	1,315
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103 5.000%, 05/15/2034	650	723

		2,038

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 7.0%
Brookhaven, Local Development, Jefferson’s Ferry Project, RB
1.625%, 11/01/2025	$805	$816
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	307
5.000%, 09/01/2034	1,000	1,225
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,796
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100 0.850%, 09/01/2050 (A)	1,500	1,494
Metropolitan New York, TransportationAuthority, Ser A, RB
5.000%, 03/01/2022	3,105	3,248
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	1,920	2,068
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,118
5.000%, 11/15/2045 (A)	500	617
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,301
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2029	4,140	4,605
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100 5.000%, 11/15/2031	4,000	4,828
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2030	1,000	1,176
Monroe County, Industrial Development Authority, Rochester Regional Health Project, RB
Callable 12/01/2030 @ 100 4.000%, 12/01/2039	1,200	1,371
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,325	1,646
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2029	1,000	1,118

18	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, RB, AGM
Callable 01/01/2031 @ 100
3.000%, 01/01/2033	$330	$355
3.000%, 01/01/2034	740	791
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,185
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	136
5.000%, 03/01/2030	100	129
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	568
New York City, Ser A-1, GO
Callable 08/01/2030 @ 100 5.000%, 08/01/2032	1,810	2,327
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100 4.000%, 10/01/2035	500	579
New York City, Ser C, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2043	1,250	1,549
4.000%, 08/01/2036	2,750	3,201
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,462
New York City, Ser F, GO
Callable 02/01/2022 @ 100 5.000%, 08/01/2028	2,500	2,607
New York City, Ser G4, GO
Callable 03/05/2021 @ 100 0.040%, 04/01/2042 (A)(G)	1,000	1,000
New York City, Sub-Ser G-1, GO
Pre-Refunded @ 100 5.000%, 04/01/2022 (C)	1,475	1,552
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	2,500	2,835
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 11/01/2030 @ 100 5.000%, 11/01/2032	925	1,213
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
Callable 11/01/2030 @ 100 4.000%, 11/01/2035	185	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2026	$2,470	$2,578
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100 5.000%, 05/01/2028	2,500	2,750
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
5.000%, 07/01/2031	865	1,167
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Pre-Refunded @ 100 5.000%, 01/01/2022 (C)	610	634
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	2,000	2,401
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100 5.250%, 01/01/2034	910	974
New York State, Dormitory Authority, RB, AGM
Callable 10/01/2028 @ 100 5.000%, 10/01/2033	3,250	4,038
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,212
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100 5.000%, 01/15/2031	5,000	6,083
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100 5.000%, 03/15/2030	5,000	5,934
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2025	2,500	2,834
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,410

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100 5.000%, 05/15/2023	$970	$1,025
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,050
3.150%, 04/01/2024	920	969
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,074
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100 5.000%, 03/15/2025	6,750	6,762
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100 5.000%, 01/01/2027	2,095	2,355
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,655
New York State, Transportation Development, Delta Airlines, AMT, RB
4.000%, 10/01/2030	4,550	5,284
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2034	4,000	4,714
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100 5.000%, 10/01/2035	2,625	3,233
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	142
5.000%, 12/01/2025	115	134
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	445	558
5.000%, 12/01/2030	125	159
New York State, Transportation Development, JFK International Airport Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	485	540
4.000%, 12/01/2041	470	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100 5.000%, 03/15/2032	$3,335	$3,776
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100 5.000%, 03/15/2031	3,500	3,822
New York State, Urban Development Authority, Ser E, RB
Callable 03/15/2030 @ 100 5.000%, 03/15/2033	3,000	3,840
New York State, Urban Development Authortiy, Personal Income Tax, RB
5.000%, 03/15/2022	1,165	1,223
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100 5.000%, 12/15/2033	1,810	2,164
Triborough, Bridge & Tunnel Authority, Ser F, RB
Callable 03/05/2021 @ 100 0.030%, 11/01/2032 (A)(G)	3,765	3,765
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,179
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	644
5.000%, 06/01/2031	525	641
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2031	2,000	2,451

		143,136

North Carolina — 0.9%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,863
5.000%, 07/01/2027	1,500	1,875
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,636
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
Callable 04/01/2022 @ 100 2.500%, 10/01/2024	740	743

20	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
Callable 01/01/2027 @ 103 5.000%, 01/01/2029	$285	$327
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
Callable 01/01/2026 @ 103 5.000%, 01/01/2038	605	682
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100 5.000%, 06/01/2032	2,500	2,873
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,284
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100 5.000%, 01/01/2034	2,000	2,484

		17,767

North Dakota — 0.0%
North Dakota, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100 3.550%, 07/01/2033	870	933

Ohio — 2.2%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	969
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2027	5,000	5,643
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100 5.000%, 06/01/2032	4,325	5,524
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22 5.861%, 06/01/2057 (D)	3,035	455
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100 5.000%, 06/01/2055	1,600	1,800
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100 5.000%, 02/15/2037	3,000	3,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Franklin County, Hospital Facilities, Nationwide Children’s Hospital, RB
Callable 03/05/2021 @ 100 0.040%, 05/01/2029 (A)	$5,500	$5,500
Hamilton County, Tax Revenue Authority, Ser A, RB
Callable 12/01/2026 @ 100 4.000%, 12/01/2032	1,600	1,820
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2030	2,655	3,291
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2022	4,000	4,330
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2029	2,615	3,181
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2031	1,250	1,561
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100 5.000%, 01/15/2050 (A)	3,230	3,721
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100 5.000%, 12/31/2027	655	762
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100 5.250%, 02/15/2029	2,500	2,725
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	1,100	1,140

		45,841

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100 5.250%, 08/15/2043	2,510	2,927

Oregon — 1.2%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
Callable 11/15/2025 @ 102 5.125%, 11/15/2040	500	537

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 5.000%, 06/15/2021, 06/15/2024 (H)	$250	$283
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 5.000%, 06/15/2021, 06/15/2025 (H)	275	321
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	317
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
Callable 08/15/2030 @ 100 5.000%, 08/15/2034	1,000	1,289
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,489
Oregon State, Article XI-Q State Project, Ser A, GO
5.000%, 05/01/2028	2,900	3,731
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100 5.000%, 04/01/2030	2,150	2,512
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,796
Oregon State, Department of Housing & Community Services, Ser C, RB
Callable 07/01/2029 @ 100 3.000%, 01/01/2052	935	1,018
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,137
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2035	2,500	2,904
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,308
Port of Portland, Airport Revenue, Portland International Airport, Ser 27-A, AMT, RB
Callable 07/01/2030 @ 100 4.000%, 07/01/2050	2,500	2,742
Umatilla County, School District No. 8R Hermiston, Ser A, GO
2.283%, 06/15/2027 (D)	1,000	931

		24,315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Pennsylvania — 5.7%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100 5.000%, 04/01/2030	$5,000	$6,139
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100 5.000%, 03/01/2025	2,200	2,200
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100 5.000%, 05/01/2026	1,375	1,444
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100 5.125%, 03/15/2036	2,000	2,258
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,620
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2033	3,500	4,283
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100 0.560%, 09/01/2048 (A)	4,000	3,995
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	725	744
5.000%, 07/01/2034	875	895
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	612
5.000%, 07/01/2032	560	611
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,382
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100 2.450%, 12/01/2039 (A)	2,500	2,663

22	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100 5.000%, 09/01/2033	$2,815	$3,436
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2036	4,485	5,222
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100 5.625%, 07/01/2030	1,810	1,939
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	276
4.000%, 04/01/2025	650	733
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	3,072
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100 3.350%, 10/01/2026	2,000	2,029
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2030	5,000	6,086
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100 5.000%, 12/01/2033	3,000	3,554
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2030	4,260	4,881
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100 5.000%, 06/01/2028	3,000	3,579
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,398
5.000%, 12/01/2035	1,000	1,219
Philadelphia, Airport Revenue, Ser A, AMT, RB
Callable 06/15/2021 @ 100 5.000%, 06/15/2027	1,680	1,702
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	1,000	1,192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, Ser B, RB
Callable 07/01/2030 @ 100 5.000%, 07/01/2032	$130	$165
Philadelphia, Airport Revenue, Ser C, AMT, RB
Callable 07/01/2030 @ 100 5.000%, 07/01/2032	535	666
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2037	4,725	5,487
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,431
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,897
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,254
5.000%, 09/01/2036	2,000	2,447
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100 4.000%, 09/01/2035	5,000	5,724
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100 5.000%, 09/01/2026 (C)	25	31
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	4,104
5.000%, 09/01/2030	7,975	9,608
Philadelphia, Water & Wastewater Revenue, RB
Callable 10/01/2030 @ 100 5.000%, 10/01/2033	2,000	2,624
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100 5.000%, 09/01/2025	2,840	3,154

		116,756

Puerto Rico — 2.5%
Puerto Rico Commonwealth, GO
5.000%, 07/01/2031 (F)	785	674
Puerto Rico Commonwealth, Ser A, GO
8.000%, 07/01/2035 (F)	2,865	2,224
5.250%, 07/01/2027 (F)	2,190	1,892
5.250%, 07/01/2034 (F)	415	359
5.000%, 07/01/2034 (F)	1,875	1,615
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2039 (F)	3,385	2,767
5.125%, 07/01/2037 (F)	6,245	5,043

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico Commonwealth, Ser B, GO
5.750%, 07/01/2038 (F)	$1,500	$1,299
Puerto Rico Commonwealth, Ser C, GO
5.750%, 07/01/2036 (F)	785	631
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (F)	2,010	1,814
Puerto Rico, Electric Power Authority, Ser WW-RSA-1, RB
5.250%, 07/01/2033 (F)	3,035	2,739
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
5.250%, 07/01/2040 (F)	2,940	2,653
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2058	2,060	2,276
4.750%, 07/01/2053	5,519	6,010
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 86 2.582%, 07/01/2033 (D)	2,000	1,420
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100 4.550%, 07/01/2040	8,625	9,380
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100 4.329%, 07/01/2040	8,540	9,165

		51,961

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100 5.000%, 09/15/2028	1,405	1,696
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100 3.000%, 12/01/2024	625	644

		2,340

South Carolina — 1.0%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Pre-Refunded @ 100 5.000%, 12/01/2023 (C)	2,500	2,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102 3.750%, 01/01/2050	$755	$843
South Carolina State, Jobs-Economic Development Authority, Ser A, RB
Callable 12/15/2026 @ 100 5.750%, 06/15/2039 (B)	1,870	2,107
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100 4.000%, 07/01/2035	1,160	1,256
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,797
5.000%, 07/01/2030	1,500	1,852
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2029	1,000	1,203
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2031	540	710
4.000%, 12/01/2034	2,000	2,375
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100 5.000%, 12/01/2026	3,800	4,396

		20,359

South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	985
5.000%, 11/01/2028	900	1,062
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100 5.000%, 11/01/2035	1,005	1,162
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100 3.000%, 11/01/2051	155	169

24	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100 4.000%, 11/01/2049	$1,075	$1,196

		4,574

Tennessee — 0.9%
Chattanooga, Commonspirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,000	1,246
5.000%, 08/01/2035	415	516
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2031	3,000	3,237
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2024	1,890	1,919
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100 5.000%, 05/15/2029	2,040	2,238
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100 4.000%, 11/01/2049 (A)	2,500	2,837
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	4,169
Tennessee State, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100 4.000%, 07/01/2045	1,290	1,363

		17,525

Texas — 10.2%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100 5.000%, 02/15/2030	2,000	2,308
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2032	1,535	1,889
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2037	900	1,052
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	533

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100 5.000%, 09/01/2024	$5,000	$5,539
Central Texas, Regional Mobility Authority, RB
Callable 01/01/2026 @ 100 5.000%, 01/01/2029	5,095	5,995
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100 5.000%, 01/01/2032	1,350	1,554
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,818
5.000%, 08/15/2033	6,500	7,299
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100 5.000%, 08/15/2027	1,050	1,208
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2028 @ 100 4.000%, 08/15/2032	1,000	1,184
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100 4.000%, 08/15/2034	2,500	2,989
Corpus Christi, Utility System Revenue, Ser A, RB
Callable 07/15/2030 @ 100 5.000%, 07/15/2033	1,500	1,965
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100 5.000%, 02/15/2032	6,500	8,336
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 04/05/2021 @ 100 5.250%, 01/01/2023	3,495	3,500
Dallas City, GO
5.000%, 02/15/2026	4,400	5,319
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,180
5.000%, 11/01/2031	1,250	1,470
5.000%, 11/01/2032	2,500	2,930
5.000%, 11/01/2033	1,175	1,373
5.000%, 11/01/2034	1,000	1,166
5.000%, 11/01/2035	1,000	1,164

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	$3,500	$4,377
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100 5.250%, 11/01/2026	2,250	2,547
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2021	430	444
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	290
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2032	7,500	9,136
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100 5.000%, 02/15/2031	2,445	2,739
El Paso, GO
Callable 08/15/2026 @ 100 5.000%, 08/15/2034	2,050	2,480
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100 5.000%, 03/01/2027	1,975	2,243
Harris County, Cultural Education Facilities Finance, Baylor
College of Medicine, RB
5.000%, 11/15/2021	1,000	1,032
5.000%, 11/15/2022	1,050	1,131
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,395
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	1,250	1,558
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,781
5.000%, 11/15/2029	2,325	2,575
5.000%, 11/15/2030	3,310	3,655
Harris County, Houston Sports Authority, Ser C, RB
Callable 11/15/2024 @ 100 5.000%, 11/15/2033	1,100	1,186
Harris County, Ser A, GO
Callable 10/01/2025 @ 100 5.000%, 10/01/2028	3,600	4,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston City, Ser A, GO
5.000%, 03/01/2025	$3,070	$3,611
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2029	3,685	4,610
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	3,025
5.000%, 07/01/2032	1,500	1,821
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2029	3,340	3,618
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2028	2,610	2,923
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2031	1,000	1,160
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2030	1,645	2,021
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2027	5,560	6,828
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2035	1,800	2,163
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,769
5.000%, 01/01/2034	4,785	5,490
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,659
5.000%, 01/01/2033	995	1,164
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,995
5.000%, 01/01/2035	1,000	1,196
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,089
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,253

26	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	$6,000	$6,843
San Antonio, Electric and Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	761
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,316
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2032	1,500	1,791
Texas State, GO
Pre-Refunded @ 100 5.000%, 04/01/2024 (C)	3,000	3,425
Texas State, GO
Callable 04/01/2026 @ 100 5.000%, 04/01/2028	2,630	3,197
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,305
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100 7.000%, 12/31/2038	2,500	2,858
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	3,006
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	1,905	2,351
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,646
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100 5.000%, 05/15/2025	1,000	1,126
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100 5.000%, 08/01/2032	1,000	1,228
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100 5.000%, 02/15/2029	3,000	3,580
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,965
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2027	2,285	2,620

		208,058

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	$5,000	$5,924
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2035	1,500	1,807
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
Callable 05/15/2030 @ 100 4.000%, 05/15/2043	500	583
Utah State, GO
Callable 01/01/2029 @ 100 3.000%, 07/01/2034	495	550
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100 5.000%, 12/15/2032	1,585	1,955

		10,819

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100 4.000%, 11/01/2045	605	630

Virginia — 1.9%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	340
5.000%, 07/01/2027	250	310
5.000%, 07/01/2028	375	475
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,727
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,309
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	6,062
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100 5.000%, 02/01/2031	5,000	6,090
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100 4.000%, 08/01/2038	5,500	6,559

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100 5.000%, 07/01/2034	$3,400	$3,512
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	580
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 03/22/2021 @ 23 13.235%, 06/01/2047 (D)	41,470	9,245

		38,209

Washington — 2.8%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	7,720	9,259
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100 5.250%, 12/01/2021	1,000	1,012
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	6,287
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100 5.000%, 04/01/2036	1,500	1,821
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100 5.000%, 08/01/2028	2,500	2,676
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100 5.000%, 04/01/2032	1,500	1,684
University of Washington, Ser A, RB
Callable 04/01/2031 @ 100
4.000%, 04/01/2037	1,000	1,210
4.000%, 04/01/2038	250	302
Washington State, Convention Center Public Facilities District, Sub-Ser, RB
5.000%, 07/01/2034 (F)	2,000	2,373
5.000%, 07/01/2035 (F)	2,000	2,367
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2031	1,500	1,769
Washington State, GO
5.000%, 07/01/2023	1,500	1,665
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2027	1,250	1,449

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
Callable 07/01/2026 @ 103 5.000%, 01/01/2034 (B)	$745	$832
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100 5.000%, 08/01/2030	2,540	2,919
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100 5.000%, 07/01/2032	5,000	5,819
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100 5.000%, 07/01/2031	2,730	3,178
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100 5.000%, 08/01/2032	5,000	6,203
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	2,320	2,347
5.000%, 06/01/2022	2,700	2,854

		58,026

West Virginia — 0.3%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,580
5.000%, 06/01/2032	1,510	1,901
5.000%, 06/01/2034	1,000	1,250
5.000%, 06/01/2035	1,005	1,252

		5,983

Wisconsin — 1.6%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	604
Wisconsin State, Center District, Ser C, RB, AGM
2.547%, 12/15/2029 (D)	370	313
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100 5.000%, 08/15/2031	4,155	5,120
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2030	3,810	4,589

28	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100 5.000%, 08/15/2034	$1,835	$2,233
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100 5.000%, 08/15/2034	1,155	1,287
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/2031 @ 100 4.000%, 08/15/2041	705	789
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	518
5.000%, 11/01/2030	1,035	1,134
5.000%, 11/01/2039	1,135	1,210
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100 5.000%, 12/01/2029	1,650	1,868
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100 5.000%, 10/01/2023 (B)	400	412
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	435	450
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100 7.000%, 12/01/2050 (B)	1,390	1,533
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	263
4.000%, 07/01/2028	225	266
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100 4.000%, 07/01/2029	225	260
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,536

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100 5.000%, 03/01/2034	$6,880	$8,062
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2029 (B)	605	652

		33,099

Total Municipal Bonds (Cost $1,892,353) ($ Thousands)		2,020,301

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,166,274	3,166

Total Cash Equivalent (Cost $3,166) ($ Thousands)		3,166

Total Investments in Securities — 98.9% (Cost $1,895,519) ($ Thousands)		$2,023,467

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $2,046,997 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $29,906 ($ Thousands), representing 1.5% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Security is in default on interest payment.

(G)	Securities are held in connection with a letter of credit issued by a major bank.

(H)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2021 in valuing the Fund’s investments at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Municipal Bonds	–	2,020,301	–	2,020,301
Cash Equivalent	3,166	–	–	3,166

Total Investments in Securities	3,166	2,020,301	–	2,023,467

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,775	$46,335	$(44,944)	$-	$-	$3,166	3,166,274	$-	$-

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund

  Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 100.2%

Alabama — 6.2%
Baptist Health, Health Care Authority, Ser B, RB, AGC
Callable 03/12/2021 @ 100 0.140%, 11/15/2037 (A)	$1,125	$1,125
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100 0.977%, 12/01/2048 (A)	13,510	13,612
Black Belt, Energy Gas District, Ser A, RB
4.000%, 06/01/2021	1,500	1,513
Black Belt, Energy Gas District, Ser A, RB
Callable 03/26/2021 @ 101 4.000%, 07/01/2046 (A)	5,000	5,038
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101 4.000%, 08/01/2047 (A)	5,275	5,504
East Alabama, Health Care Authority, Ser B, RB
Callable 03/05/2021 @ 100 0.150%, 09/01/2039 (A)	2,058	2,058
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	601
4.000%, 12/01/2024	500	561
4.000%, 12/01/2025	730	837
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101 4.000%, 12/01/2050 (A)	10,000	11,406
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,066
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	5,250	5,357

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100 0.923%, 06/01/2049 (A)	$17,500	$17,617
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100 4.000%, 04/01/2049 (A)	6,850	7,467
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100 0.680%, 04/01/2049 (A)	2,500	2,503
University of South Alabama, RB
4.000%, 04/01/2023	425	455

		76,720

Alaska — 0.4%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	756
North Slope Borough, Ser A, GO
Callable 06/30/2021 @ 100 5.000%, 06/30/2022	2,975	3,021
North Slope Borough, Ser B, GO
Callable 06/30/2021 @ 100 5.000%, 06/30/2022	1,470	1,493

		5,270

Arizona — 0.6%
Arizona State, Industrial Development Authority, Phoenix Children’s Hospital, RB
5.000%, 02/01/2024	200	226
5.000%, 02/01/2025	210	246
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,594
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 04/05/2021 @ 101 3.375%, 12/01/2031 (A)	1,815	1,828
Phoenix-Mesa, Gateway Airport Authority, Mesa Project, AMT, RB
4.000%, 07/01/2021	530	536
Yuma, RB
4.000%, 07/01/2021	300	304
4.000%, 07/01/2022	325	341

		7,075

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Arkansas — 0.1%
Batesville, Public Facilities Board, White River Health System, RB
5.000%, 06/01/2021	$1,265	$1,275

California — 4.5%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
1.063%, 09/01/2025 (B)	680	651
Anaheim, Public Financing Authority, Public Improvements Project, Sub-Ser C, RB, AGM
0.712%, 09/01/2023 (B)	1,500	1,476
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100 1.130%, 04/01/2045 (A)	300	305
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100 0.400%, 12/01/2035 (A)	3,750	3,759
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.997%, 10/01/2023 (B)	1,120	1,102
California State, Infrastructure & Economic Development Bank, Academy of Sciences Project, RB
Callable 03/26/2021 @ 100 0.456%, 08/01/2047 (A)	1,500	1,500
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, AMT, RB
Callable 07/01/2021 @ 100 0.450%, 01/01/2050 (A)(C)	1,000	1,000
California State, Municipal Finance Authority, Waste Management Project, AMT, RB
0.700%, 12/01/2044 (A)	5,460	5,499
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,537
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,000	1,995
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	258
California State, Public Works Board, Ser H, RB
5.000%, 12/01/2024	1,765	2,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Ser B, GO
Callable 06/01/2021 @ 100 0.843%, 12/01/2031 (A)	$1,800	$1,802
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB
0.100%, 07/01/2041 (A)	2,775	2,775
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 03/12/2021 @ 100 0.110%, 07/01/2040 (A)	3,025	3,025
California State, Statewide Communities Development Authority, Ethel Arnold Bradley Apartments, RB
Callable 06/01/2021 @ 100 1.250%, 12/01/2021 (A)	3,970	3,980
Cathedral City, Redevelopment Agency Successor Agency, TA
4.000%, 08/01/2021	250	253
4.000%, 08/01/2022	100	105
4.000%, 08/01/2023	100	108
Cathedral City, Redevelopment Agency Successor Agency, TA, BAM
4.000%, 08/01/2024	245	271
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8059, RB
Callable 12/01/2021 @ 100 0.560%, 12/01/2052 (A)(C)(D)	9,000	9,000
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8061, RB
Callable 01/01/2037 @ 100 0.560%, 01/01/2060 (A)(C)	780	780
Long Beach, Harbor Revenue, AMT, RB
5.000%, 05/15/2023	3,000	3,287
Los Angeles County, Schools Pooled Financing Program, Ser B-2, COP
2.000%, 12/30/2021	1,000	1,015
Los Angeles County, Schools Pooled Financing Program, Ser B-3, COP
2.000%, 12/30/2021	1,000	1,015
Los Angeles, Department of Airports, Ser A, AMT, RB
5.000%, 05/15/2022	1,555	1,642
San Diego County, Regional Transportation Commission, Sub-Ser A, RB
5.000%, 10/01/2022	1,500	1,609
Southern California, Tobacco Securitization, RB
5.000%, 06/01/2021	1,000	1,012
Southern Kern, Unified School District, Ser D, GO, BAM
1.259%, 11/01/2024 (B)	200	193

32	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
0.230%, 07/01/2032 (A)(C)(D)	$1,450	$1,450
Whittier, Union High School District, GO
1.222%, 08/01/2026 (B)	1,360	1,285

		55,748

Colorado — 1.6%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
Callable 02/01/2025 @ 100 5.000%, 08/01/2049 (A)	1,000	1,148
Colorado State, Housing & Finance Authority, Ser A2, RB
Callable 04/01/2022 @ 100 1.550%, 04/01/2023	4,475	4,511
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2025	1,900	2,057
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8062, RB
Callable 07/01/2037 @ 100 0.560%, 07/01/2060 (A)(C)	9,000	9,000
E-470, Public Highway Authority, RB
Callable 03/26/2021 @ 100 0.489%, 09/01/2039 (A)	750	750
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	391
5.000%, 07/15/2024	600	681
5.000%, 01/15/2025	300	345
5.000%, 07/15/2025	400	466
3.000%, 01/15/2026	300	326
University of Colorado, Ser C, RB
2.000%, 06/01/2054 (A)	500	526
Vauxmont, Metropolitan District, GO, AGM
5.000%, 12/15/2021	100	103

		20,304

Connecticut — 2.0%
Bridgeport, GO
1.500%, 12/09/2021	700	705
Connecticut State, Health & Educational Facilities Authority, Connecticut State University, Ser L, RB
4.000%, 11/01/2021	25	26
Connecticut State, Health & Educational Facilities Authority, RB
1.100%, 07/01/2048 (A)	3,000	3,046

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	$250	$265
Connecticut State, Health & Educational Facilities Authority, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,998
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	592
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	556
Connecticut State, Housing Finance Authority, RB
0.300%, 11/15/2024	500	496
0.250%, 05/15/2024	750	746
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,370
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	505	541
Connecticut State, Ser A, GO
5.000%, 04/15/2022	2,195	2,313
Connecticut State, Ser C, GO
5.000%, 06/15/2021	1,570	1,592
5.000%, 06/15/2023	85	94
3.000%, 06/01/2021	2,320	2,336
Connecticut State, SIFMA Index Project, Ser A, GO
1.020%, 03/01/2025 (A)	1,815	1,846
0.980%, 03/01/2024 (A)	2,105	2,131
0.930%, 03/01/2023 (A)	1,075	1,084
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2022	400	422
4.000%, 05/01/2021	500	503
Meriden, Multi-Family Housing, Yale Acres Project, RB
Callable 02/01/2022 @ 100 1.730%, 08/01/2022 (A)	2,000	2,026

		24,688

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	5,170

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

District of Columbia — 1.7%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100 1.460%, 06/01/2039 (A)	$5,000	$5,062
District of Columbia, Housing Finance Agency, Liberty Place Apartments Project, RB
0.500%, 12/01/2021	2,000	2,003
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
Callable 02/01/2023 @ 100 0.700%, 06/01/2024 (A)	2,690	2,697
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,920
5.000%, 10/01/2023	5,225	5,823

		20,505

Florida — 2.9%
Escambia County, Housing Finance Authority, RB
1.350%, 12/01/2022 (A)	2,000	2,018
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100 5.000%, 06/01/2025	2,000	2,328
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A, RB
5.000%, 06/01/2021	3,010	3,046
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,909
Jacksonville, Ser B, RB
5.000%, 10/01/2021	4,175	4,291
Lee Memorial Hosptial, Health System, RB
Callable 04/01/2021 @ 100 0.120%, 04/01/2049 (A)	1,200	1,200
Miami-Dade County, Housing Finance Authority, Liberty Square Phase Project, RB
Callable 05/01/2022 @ 100 1.420%, 11/01/2040 (A)	5,790	5,862
Miami-Dade County, Housing Finance Authority, RB
Callable 10/01/2021 @ 100 1.400%, 04/01/2023 (A)	2,000	2,012
Pasco County, School Board, Ser B, COP
Callable 08/04/2021 @ 100 0.780%, 08/01/2032 (A)	2,000	2,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2882, RB, AGM
Callable 02/15/2030 @ 100 0.070%, 08/15/2050 (A)(C)(D)	$2,805	$2,805

		35,475

Georgia — 3.0%
Burke County, Development Authority, RB
2.250%, 10/01/2032 (A)	500	519
1.550%, 12/01/2049 (A)	2,000	2,034
Burke County, Development Authority, Vogtle Project, RB
2.500%, 01/01/2052 (A)	19,000	19,070
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	596
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100 4.000%, 08/01/2049 (A)	7,250	8,072
Georgia State, Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100 0.600%, 08/01/2048 (A)	1,500	1,503
Georgia State, Private Colleges & Universities Authority, Ser B, RB
Callable 02/16/2022 @ 100 0.450%, 10/01/2039 (A)	1,850	1,850
Georgia State, Ser A, GO
Callable 07/01/2022 @ 100 5.000%, 07/01/2024	1,000	1,061
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	768
Municipal Electric Authority, Project One, Sub-Ser, RB
5.000%, 01/01/2023	1,000	1,082
Tender Option Bond Trust Receipts, Ser 2020-XM0871, RB
0.250%, 01/01/2026 (A)(C)	835	835

		37,390

Illinois — 6.3%
Bolingbrook Village, Special Tax
4.000%, 03/01/2021	1,000	1,000
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	30	33
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2021	1,480	1,524

34	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 04/05/2021 @ 100
5.000%, 11/01/2021	$1,000	$1,004
5.000%, 11/01/2023	3,000	3,011
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	582
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,162
Granite City, Madison Waste Management, RB
2.450%, 05/01/2027	4,000	4,015
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	457
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/01/2022 @ 100 0.578%, 11/01/2034 (A)	2,205	2,195
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100 5.000%, 05/15/2050 (A)	1,500	1,704
Illinois State, Finance Authority, Northwestern Memorial Hospital, RB
Callable 03/05/2021 @ 100 0.030%, 08/15/2038 (A)	3,940	3,940
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2021 (E)	400	409
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	277
Illinois State, GO
5.000%, 07/01/2021	2,560	2,595
Illinois State, Housing Development Authority, Ser C, RB
2.300%, 02/01/2026	1,000	1,048
Illinois State, Regional Transportation Authority, RB, AGM
5.750%, 06/01/2021	2,795	2,833
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2021	1,895	1,928
Illinois State, Regional Transportation Authority, Ser B, RB
Callable 03/05/2021 @ 100 0.550%, 06/01/2025 (A)	4,200	4,200
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	16,695
Illinois State, Ser B, GO
5.000%, 10/01/2021	2,500	2,559

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Ser D, GO
5.000%, 11/01/2021	$5,950	$6,109
5.000%, 11/01/2022	6,000	6,389
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2021	3,515	3,641
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	214
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,129
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,149
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	223
Tender Option Bond Trust Receipts, Ser 2020-XM0905, RB
0.210%, 12/01/2027 (A)(C)	600	600
Tender Option Bond Trust Receipts, Ser 2020-XM0918, RB
0.180%, 07/01/2024 (A)(C)	1,500	1,500
University of Illinois, Ser A, RB
5.000%, 04/01/2022	500	524
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	239
4.000%, 12/30/2023	250	272
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	208
3.000%, 12/01/2023	220	234
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
2.253%, 11/01/2022 (B)	1,625	1,608

		78,210

Indiana — 4.3%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	209
3.000%, 07/15/2023	200	211
3.000%, 01/15/2024	250	266
Indiana State, Finance Authority, Indiana University Health, RB
Pre-Refunded @ 100
1.650%, 01/01/2022 (A)(F)	1,500	1,518
1.650%, 01/01/2022 (A)(F)	2,000	2,024
Indiana State, Finance Authority, Indiana University Health, RB
Callable 01/01/2025 @ 100 2.250%, 12/01/2058 (A)	7,150	7,533

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indiana University Health, Ser L, RB
Callable 04/01/2021 @ 100 0.310%, 12/01/2046 (A)	$2,725	$2,725
Indiana State, Finance Authority, Indianapolis Power & Light, RB
3.875%, 08/01/2021	6,500	6,594
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,962
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,539
Indianapolis, Local Public Improvement Bond Bank, Ser B, RB
1.450%, 06/01/2021	4,000	4,002
Rockport City, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,600	3,610
Rockport City, Industry Pollution Control, Pollution Control Project, RB
1.350%, 07/01/2025 (A)	1,000	1,007
Rockport City, Industry Pollution Control, Ser B-RE, RB
3.050%, 06/01/2025	10,465	11,469
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2021	740	743
Tender Option Bond Trust Receipts, Ser 2019-XF0756, RB
Callable 02/01/2029 @ 100 0.120%, 02/01/2049 (A)(C)	3,750	3,750
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,000	4,632

		53,794

Iowa — 0.5%
Iowa State, Finance Authority, CJ Bio America Project, RB
Callable 03/05/2021 @ 100 0.100%, 04/01/2022 (A)(D)	3,000	3,000
Iowa State, Higher Education Loan Authority, RB
Callable 03/05/2021 @ 100 0.010%, 11/01/2036 (A)(D)	3,515	3,515

		6,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kansas — 1.2%
Baldwin, Ser A, GO
4.400%, 03/01/2021	$860	$860
Kansas State, Department of Transportation, Ser C, RB
0.481%, 09/01/2023 (A)	8,450	8,465
Kansas State, Department of Transportation, Ser C4, RB
0.581%, 09/01/2024 (A)	1,000	1,003
Kansas State, Development Finance Authority, Forest Glen Estates Apartments, RB
Callable 07/01/2021 @ 100 1.660%, 07/01/2022 (A)	4,000	4,019
Lenexa City, Ser B, GO
Callable 04/05/2021 @ 100 1.625%, 09/01/2021	1,000	1,001

		15,348

Kentucky — 2.5%
Ashland, Medical Center Revenue, RB
5.000%, 02/01/2022	500	516
Kentucky State, Asset Liability Commission, Ser B, RB, NATL
0.657%, 11/01/2021 (A)	1,335	1,333
Kentucky State, Asset Liability Commission, Ser B, RB, NATL
Callable 04/05/2021 @ 100 0.687%, 11/01/2025 (A)	1,635	1,612
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100 1.400%, 12/01/2022 (A)	2,175	2,203
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100 4.000%, 12/01/2049 (A)	7,500	8,410
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2021	1,000	1,009
4.000%, 12/01/2021	1,495	1,535
4.000%, 06/01/2022	1,430	1,494
4.000%, 12/01/2022	2,000	2,123
Kentucky State, Rural Water Finance, RB
Callable 06/01/2021 @ 100 0.425%, 12/01/2021	2,000	2,000
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.650%, 06/01/2033 (A)	1,450	1,455
Louisville & Jefferson County, Metropolitan Government, RB
1.850%, 10/01/2033 (A)	1,000	1,001

36	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	$6,000	$6,107

		30,798

Louisiana — 1.8%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2022 @ 100 0.600%, 05/01/2043 (A)	4,640	4,633
Louisiana State, Housing Corporation, Hollywood Acres, RB
Callable 12/01/2021 @ 100 1.440%, 12/01/2023 (A)	3,000	3,028
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, Sub-Ser, RB
Callable 08/01/2024 @ 100 0.875%, 02/01/2046 (A)	2,000	1,971
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	2,000	2,018
Louisiana State, Offshore Terminal Authority, RB
1.650%, 09/01/2027 (A)	1,055	1,070
1.650%, 09/01/2034 (A)	1,760	1,785
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	8,170

		22,675

Maryland — 1.1%
Maryland State, Community Development Administration, RB
2.060%, 09/01/2021	3,000	3,026
Maryland State, Community Development Administration, Ser S, RB
Callable 01/31/2022 @ 100 0.625%, 06/01/2022	775	777
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,049
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
Callable 01/01/2025 @ 100 5.000%, 07/01/2045 (A)	6,250	7,235

		14,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Massachusetts — 2.0%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	$350	$391
5.000%, 04/01/2025	400	470
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2021	3,490	3,584
5.000%, 10/01/2022	2,195	2,355
5.000%, 10/01/2023	2,400	2,659
Massachusetts State, Development Finance Agency, Lyman Terrace Phase II, RB
Callable 02/01/2022 @ 100 1.390%, 08/01/2022 (A)	4,250	4,291
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2021	400	405
5.000%, 07/01/2022	400	421
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
2.450%, 05/01/2027 (A)(C)	1,250	1,255
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	797
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2021	225	231
5.000%, 10/01/2027	425	526
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	656
5.000%, 07/01/2025	850	996
5.000%, 07/01/2026	1,000	1,198
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 03/11/2021 @ 100 0.100%, 07/01/2042 (A)	1,000	1,000
Massachusetts State, Housing Finance Agency, Chestnut Park Project, RB
2.400%, 12/01/2023 (A)	2,225	2,262
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,409

		24,906

Michigan — 1.9%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,316
Dearborn, School District, GO, BAM
3.000%, 05/01/2023	940	986
3.000%, 05/01/2024	970	1,035

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	$500	$531
5.000%, 07/01/2023	525	578
Hazel Park, School District, GO
4.000%, 05/01/2022	2,290	2,388
4.000%, 05/01/2023	1,515	1,632
Michigan State, Finance Authority, RB
3.500%, 11/15/2044 (A)	2,450	2,570
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	4,132
Michigan State, Housing Development Authority, Ser A, RB
2.200%, 04/01/2022	475	484
Michigan State, Strategic Fund, RB, AMBAC
7.000%, 05/01/2021	2,000	2,022
University of Michigan, RB
Callable 10/01/2021 @ 100 0.300%, 04/01/2033 (A)	3,535	3,539
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100 5.000%, 12/01/2022	2,000	2,068

		23,281

Minnesota — 0.6%
Minneapolis, Multifamily Housing, Madison Apartment Project, RB
Callable 11/01/2021 @ 100 1.550%, 11/01/2022 (A)	4,050	4,084
Minnesota State, Housing Finance Agency, Ser C, RB
Callable 04/05/2021 @ 100 1.600%, 08/01/2021	1,000	1,001
Minnesota State, Housing Finance Agency, Ser D, RB
Callable 04/05/2021 @ 100 1.400%, 02/01/2022	1,100	1,101
Minnesota State, Housing Finance Agency, White Oak Estates, Ser F, RB
Callable 04/05/2021 @ 100 1.350%, 08/01/2021	1,555	1,556

		7,742

Mississippi — 1.1%
Lowndes County, Solid Waste Disposal, Weyerhaeuser CO. Project, Ser C, RB
6.800%, 04/01/2022	500	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Mississippi State, Business Finance, System Energy Resources Project, RB
Callable 04/05/2021 @ 100 2.500%, 04/01/2022	$7,000	$7,030
Mississippi State, Hospital Equipment & Facilities Authority, RB
5.000%, 01/01/2022	350	363
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	600	638
5.000%, 09/01/2023	700	773
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	2,060
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,551

		13,947

Missouri — 0.2%
Missouri State, Health & Educational Facilities Authority, Still University of Health Services, RB
4.000%, 10/01/2021	730	744
Missouri State, Public Utilities Commission, RB
Callable 09/01/2021 @ 100 0.500%, 03/01/2022	2,000	2,001

		2,745

Montana — 0.1%
Montana State, Board of Investments, Inter Capital Program, Municipal Finance Consolidation Act Bonds, RB
Callable 03/01/2022 @ 100 0.150%, 03/01/2028 (A)	1,480	1,480

Nebraska — 0.9%
Central Plains, Energy Project, Project No. 1, Ser A, RB
5.250%, 12/01/2021	500	518
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2023 @ 100 0.600%, 01/01/2051 (A)	10,845	10,788

		11,306

38	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Nevada — 1.5%
Carson City, Carson Tahoe Regional Medical Center, RB
5.000%, 09/01/2021	$400	$409
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8058, RB
Callable 05/05/2021 @ 100 0.560%, 02/01/2058 (A)(C)	14,930	14,930
Nevada State, Housing Division, Silver Terrace Apartments, Ser M, RB
Callable 04/01/2021 @ 100 1.190%, 10/01/2022 (A)	2,000	2,002
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,017

		18,358

New Jersey — 6.7%
Bayonne, GO, AGM
0.722%, 07/01/2023 (B)	1,000	985
Lyndhurst Township, GO, BAN
1.000%, 02/04/2022	700	705
New Brunswick, Parking Authority, Ser B, RB
5.000%, 09/01/2021	150	153
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,079
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	1,008
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,310
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	200	212
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100 1.280%, 09/01/2025 (A)	1,050	1,041
New Jersey State, Economic Development Authority, Ser A, RB
4.000%, 07/01/2022	3,700	3,878
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2024	14,780	16,968
New Jersey State, Economic Development Authority, Ser BBB, RB
5.000%, 06/15/2021	620	628

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2023 (C)	$3,500	$3,894
New Jersey State, Economic Development Authority, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	4,190
5.250%, 04/01/2027 (A)	3,320	4,062
5.000%, 06/15/2023	240	263
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100 0.750%, 05/01/2023 (A)	1,000	1,005
New Jersey State, Housing & Mortgage Finance Agency, Ser D, AMT, RB
4.000%, 04/01/2021	1,405	1,409
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,458
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,521
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2025	2,000	2,189
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	500	507
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	2,370	2,466
New Jersey State, Turnpike Authority, Ser C, RB
0.681%, 01/01/2023 (A)	5,665	5,674
New Jersey State, Turnpike Authority, Ser D1, RB
0.781%, 01/01/2024 (A)	1,000	1,003
Newark, Ser A, GO
5.000%, 10/01/2021	110	113
5.000%, 10/01/2022	850	904
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,717
Newark, Ser B, GO
5.000%, 10/01/2021	230	236
2.000%, 10/05/2021	1,160	1,172
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,213
Newark, Ser C, GO
2.000%, 10/05/2021	5,200	5,252
Orange Township, GO, AGM
2.000%, 12/01/2022	845	869

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic, Ser AB, GO
5.000%, 08/01/2021	$515	$524
5.000%, 08/01/2022	680	722
5.000%, 08/01/2023	685	757
5.000%, 08/01/2024	695	794
5.000%, 08/01/2025	700	824
5.000%, 08/01/2026	620	749
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,324
Ramsey Borough, GO
1.250%, 01/07/2022	1,060	1,068
Tender Option Bond Trust Receipts, Ser 2016-XM0226, RB
0.070%, 07/01/2026 (A)(C)	2,220	2,220
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2021	4,000	4,045

		84,111

New Mexico — 0.1%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	1,750	1,759

New York — 12.3%
Broome County, Ser A, GO, BAN
2.000%, 04/30/2021	1,360	1,364
Cortland, Enlarged City School District, GO, RAN
1.500%, 07/30/2021	500	502
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
Callable 05/01/2021 @ 100 0.560%, 10/01/2045 (A)(C)(D)	2,000	2,000
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,195	1,382
Long Island, Power Authority, Ser B, RB
Callable 03/01/2024 @ 100 1.650%, 09/01/2049 (A)	1,600	1,655
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100 0.850%, 09/01/2050 (A)	2,000	1,993
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
4.000%, 02/01/2022	3,230	3,323
Metropolitan New York, Transportation Authority, Ser A1, RB, BAN
5.000%, 02/01/2023	2,100	2,262
Metropolitan New York, Transportation Authority, Ser B, RB, BAN
5.000%, 05/15/2021	36,870	37,191
Metropolitan New York, Transportation Authority, Ser D, RB
0.480%, 11/15/2044 (A)	1,000	992

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2021	$350	$362
5.000%, 12/01/2022	400	431
5.000%, 12/01/2023	400	447
5.000%, 12/01/2024	550	634
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	2,490	2,694
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	1,950	2,095
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	838
New York City, Housing Development Authority, RB
Callable 05/01/2022 @ 100 1.100%, 11/01/2059 (A)	12,500	12,587
New York City, Housing Development Authority, Ser C, RB
Callable 03/22/2021 @ 100 2.350%, 07/01/2022	8,730	8,736
New York City, Housing Development Authority, Ser S, RB
Callable 02/01/2022 @ 100 2.100%, 11/01/2058 (A)	600	609
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	845
New York City, Ser F, RB
Callable 02/01/2022 @ 100 5.000%, 08/01/2024	550	574
New York State, Dormitory Authority, Ser B, RB
5.000%, 03/31/2021	3,000	3,012
New York State, Housing Finance Agency, RB
Callable 03/26/2021 @ 100 1.875%, 05/01/2050 (A)	1,385	1,386
New York State, Housing Finance Agency, Ser E, RB
Callable 01/01/2022 @ 100 0.850%, 11/01/2024	3,890	3,899
New York State, Housing Finance Agency, Ser E, RB
Callable 09/01/2023 @ 100 0.950%, 05/01/2025	2,110	2,111
New York State, Housing Finance Agency, Ser J, RB
Callable 07/01/2022 @ 100 0.750%, 05/01/2025	3,500	3,484

40	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Ser L, RB
Callable 06/01/2021 @ 100 1.375%, 11/01/2022	$560	$561
New York State, Housing Finance Agency, Ser P, RB
Callable 12/01/2021 @ 100 1.600%, 11/01/2024	5,000	5,041
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	510
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	268
5.000%, 12/01/2023	510	563
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2021	2,100	2,171
5.000%, 12/01/2022	850	917
5.000%, 12/01/2023	1,800	2,008
5.000%, 12/01/2024	900	1,031
5.000%, 12/01/2025	800	939
5.000%, 12/01/2026	1,000	1,203
New York State, Urban Development, Ser A-1, RB
Callable 03/15/2023 @ 100 5.000%, 03/15/2025	1,195	1,308
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
Callable 03/05/2021 @ 100 0.400%, 05/01/2047 (A)(C)	4,000	4,000
Oyster Bay, GO
4.000%, 11/01/2022	845	891
2.000%, 11/01/2021	835	844
Oyster Bay, Ser B, GO, BAM
5.000%, 08/15/2022	1,000	1,067
Oyster Bay, Ser C, GO, BAN
4.000%, 08/27/2021	1,120	1,140
Sherrill, School District, GO
1.500%, 06/25/2021	1,040	1,043
Suffolk County, GO, RAN
5.000%, 03/19/2021	1,600	1,604
Suffolk County, Ser C, GO, BAN
3.000%, 04/16/2021	10,000	10,035
Suffolk County, Ser I, GO, TAN
3.000%, 09/24/2021	5,000	5,075
Suffolk County, Ser II, GO, TAN
2.000%, 08/19/2021	750	756

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XG0290, RB
Callable 05/15/2030 @ 100 0.070%, 11/15/2052 (A)(C)(D)	$3,000	$3,000
Tompkins, Seneca & Tioga, Board of Cooperative Educational Services, RAN
1.000%, 06/30/2021	4,105	4,113
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2021 @ 100 0.577%, 11/15/2027 (A)	2,680	2,682
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2024	1,250	1,350
Westchester County, Ser B, GO
2.000%, 10/18/2021	1,000	1,011
Yonkers, Ser A, GO
4.000%, 02/15/2023	265	283
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	299

		153,121

North Carolina — 1.8%
Charlotte, Housing Authority, Multifamily Housing Revenue, Heritage Park Apartments, RB
1.450%, 06/01/2022 (A)	5,000	5,014
Columbus County, Industrial Facilities & Pollution Control Financing Authority, RB
1.375%, 05/01/2034 (A)	1,000	1,020
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	14,000	15,800

		21,834

Ohio — 2.6%
Allen County, Hospital Facilities Revenue, Bon Secours Mercy Health, RB
5.000%, 12/01/2021	500	517
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,038
American Municipal Power, Carey Village Project, BAN
1.250%, 12/01/2021	425	428
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,089
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	545	616

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
American Municipal Power, Ser A, RB
Callable 08/15/2021 @ 100 2.300%, 02/15/2038 (A)	$1,000	$1,007
Columbus, Ser A, GO Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	1,980
Cuyahoga, Metropolitan Housing Authority, Riverside Park Phase II Project, RB
2.000%, 04/01/2022 (A)	1,750	1,753
Fairview Park, City School District, GO
1.525%, 12/01/2022 (B)	515	511
Gahanna-Jefferson City, School District, RB, BAM
2.000%, 12/01/2021	710	719
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101 5.000%, 08/01/2049 (A)	3,700	4,286
Mahoning County, GO, BAN
1.000%, 09/13/2021	1,000	1,004
Mahoning County, Sales Tax, RB
1.000%, 09/13/2021	1,000	1,004
Newark, Church Street Improvement, GO, BAN
2.250%, 03/24/2021	560	561
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	3,000	3,118
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	426
Ohio State, Housing Finance Agency, Ser A, RB, GNMA/FHA
Callable 09/01/2022 @ 100 0.400%, 09/01/2023 (A)	2,675	2,680
Ohio State, Housing Finance Agency, Sutter View Apartments, RB
Callable 07/01/2021 @ 100 1.620%, 07/01/2023 (A)	3,500	3,516
Ohio State, University Hospital Health System, Ser C, RB
5.000%, 01/15/2042 (A)	200	205
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
Callable 05/01/2022 @ 100 3.000%, 05/01/2023	5,000	5,000
Toledo, Various Purpose, GO
3.000%, 12/01/2021	180	183

		32,641

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Oklahoma — 0.9%
Muskogee County, Independent School District No. 20, GO
1.750%, 07/01/2021	$1,000	$1,004
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,074
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
Callable 06/30/2022 @ 100 1.625%, 07/06/2023	2,840	2,844
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 03/05/2021 @ 100 0.130%, 08/15/2031 (A)	1,000	1,000
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 04/01/2021 @ 100 0.130%, 08/15/2031 (A)	1,000	1,000
Oklahoma State, Development Finance Authority, Integris Obligated Group, Ser A, RB
5.000%, 08/15/2021	505	515
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
Callable 09/01/2029 @ 100 0.070%, 09/01/2045 (A)(C)(D)	1,365	1,365
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2021	1,650	1,689
Tulsa County, Industrial Authority, San Springs Public Schools Project, RB
5.000%, 09/01/2021	330	338
University of Oklahoma, Ser B, RB
4.000%, 07/01/2022	350	367

		11,196

Oregon — 0.1%
Deschutes & Jefferson Counties, School District, GO
0.653%, 06/15/2024 (B)	470	460
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	304

		764

Pennsylvania — 7.1%
Bethlehem, Area School District, Ser A, RB
Callable 03/22/2021 @ 100 0.556%, 01/01/2032 (A)	6,000	5,999

42	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Butler County, General Authority Revenue, Hampton Tonwship School District Project, RB, AGM
Callable 03/05/2021 @ 100 0.060%, 09/01/2027 (A)	$1,500	$1,500
Cumberland County, Municipal Authority, RB
3.750%, 05/01/2044 (A)	1,000	1,006
Delaware County, Neuman University, RB
4.000%, 10/01/2021	200	204
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100 0.450%, 09/01/2048 (A)	2,500	2,495
Hollidaysburg, School District, GO
1.000%, 07/15/2021	500	501
Lackawanna County, Industrial Development Authority, University of Scranton, RB
5.000%, 11/01/2024	250	287
Laurel Highlands School District, GO, BAM
3.000%, 08/01/2021	100	101
3.000%, 02/01/2022	100	102
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,686
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	380	401
4.000%, 05/01/2036 (A)	1,105	1,124
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2021	3,000	3,034
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.250%, 06/01/2044 (A)	1,750	1,750
0.200%, 04/01/2034 (A)	750	750
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, AMT, RB
0.180%, 08/01/2045 (A)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
Callable 03/05/2021 @ 100 0.070%, 12/01/2038 (A)(D)	1,000	1,000
Pennsylvania State, Economic Development Financing Authority, RB
5.000%, 04/15/2021	400	402
5.000%, 04/15/2022	450	474

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 05/01/2024 @ 100 1.750%, 08/01/2038 (A)	$7,250	$7,499
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
2.800%, 12/01/2033 (A)	2,260	2,304
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	1,000	1,015
0.700%, 08/01/2037 (A)	2,835	2,841
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I, RB
Pre-Refunded @ 100 2.720%, 05/01/2021 (A)(F)	2,500	2,510
Pennsylvania State, Higher Educational Facilities Authority, RB
3.000%, 05/01/2033 (A)	1,000	1,020
Pennsylvania State, Higher Educational Facilities Authority, Ser AW, RB
5.000%, 06/15/2023	6,140	6,783
5.000%, 06/15/2024	11,725	13,425
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
4.000%, 03/01/2021	145	145
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Callable 09/01/2022 @ 100 5.000%, 03/01/2023	300	320
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,270	1,337
Pennsylvania State, Ser A, COP
5.000%, 07/01/2021	350	355
Pennsylvania State, Transportation Authority, RB
5.000%, 06/01/2021	500	506
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100 0.630%, 12/01/2023 (A)	2,500	2,513
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100 0.730%, 12/01/2023 (A)	2,000	2,009

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	$1,470	$1,676
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	553
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,885
5.000%, 09/01/2023	3,000	3,317
Philadelphia, School District, Ser A, GO
4.000%, 06/30/2021	1,500	1,519
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/2022	1,200	1,241
Pittsburgh, Water & Sewer Authority, Ser C-REMK, RB, AGM
Callable 06/01/2023 @ 100 0.680%, 09/01/2040 (A)	2,000	2,005
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	200
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
Callable 09/01/2028 @ 100 0.070%, 09/01/2037 (A)(C)(D)	1,250	1,250
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 08/15/2023 @ 100 0.390%, 02/15/2024 (A)	2,850	2,860
Westmoreland County, Industrial Development Authority, Excela Health Project, Ser A, RB
4.000%, 07/01/2021	500	505
Wilkes-Barre, Finance Authority, University Scranton, Ser A, RB
5.000%, 11/01/2024	475	545

		88,954

Rhode Island — 0.3%
Rhode Island, Housing & Mortgage Finance, Ser S, RB
Callable 04/01/2022 @ 100 0.450%, 10/01/2040 (A)	1,000	999
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100 5.000%, 12/01/2023	2,475	2,657

		3,656

South Carolina — 1.8%
Charleston, Waterworks & Sewer System Revenue, Ser B, RB
Callable 04/05/2021 @ 100 0.442%, 01/01/2035 (A)	1,700	1,700

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Laurens County, Water & Sewer Commission, RB
Pre-Refunded @ 100 1.375%, 07/01/2021 (F)	$900	$903
South Carolina, Jobs-Economic Development Authority, Prism Health Obligation Group, RB
Callable 03/05/2021 @ 100 0.130%, 05/01/2048 (A)	5,300	5,300
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	598
South Carolina, Transportation Infrastructure Bank, Ser 2003B, RB
Callable 10/01/2021 @ 100 0.527%, 10/01/2031 (A)	11,530	11,538
Spartanburg County, School District, Ser D, GO
5.000%, 03/01/2022	2,180	2,281

		22,320

Tennessee — 0.6%
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	850	852
Lewisburg, Industrial Development Board, Multifamily Housing Revenue, Lewisburg Summit Apartments Project, RB
1.550%, 09/01/2022 (A)	2,000	2,029
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,316
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,165
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,613
Tennessee, Energy Acquisition Gas Project, Ser A, RB
Callable 02/01/2023 @ 100 4.000%, 05/01/2048 (A)	785	838

		7,813

Texas — 11.0%
Alamito, Public Facilities Corporation, RB
Callable 11/01/2021 @ 100 1.510%, 05/01/2037 (A)	1,500	1,510
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,993

44	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 08/01/2021 @ 100 2.100%, 09/01/2037 (A)	$2,000	$2,013
Central Texas, Regional Mobility Authority, Sub-Ser F, RB
Callable 07/01/2024 @ 100 5.000%, 01/01/2025	1,500	1,708
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 07/01/2021 @ 100 4.000%, 01/01/2022	4,000	4,041
Central Texas, Turnpike System, Ser A, RB, AGM
0.428%, 08/15/2022 (B)	620	616
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 03/11/2021 @ 100 0.140%, 07/01/2031 (A)	550	550
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
2.125%, 02/15/2027 (A)	3,520	3,552
1.250%, 02/15/2036 (A)	1,165	1,183
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,750	1,869
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,160
5.000%, 11/01/2025	750	897
5.000%, 11/01/2026	1,250	1,534
5.000%, 11/01/2027	1,750	2,194
Deer Park, Independent School District, GO, PSF-GTD
0.280%, 10/01/2042 (A)	1,500	1,501
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,500	1,558
Dickinson, Independent School District, GO, PSF-GTD
1.350%, 08/01/2037 (A)	2,000	2,010
El Paso, Independent School District, GO
2.500%, 02/01/2040 (A)	1,000	1,010
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.950%, 08/01/2049 (A)	1,690	1,732
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	1,000	999
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	7,500	7,542

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Goose Creek, Consolidated Independent School District, Ser B-REMK, GO, PSF-GTD
0.270%, 10/01/2049 (A)	$2,000	$2,001
Gulf Coast, Waste Disposal Authority, Waste Management of Texas, Ser B, AMT, RB
2.450%, 05/01/2028 (A)	2,500	2,509
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101 5.000%, 07/01/2049 (A)	2,500	2,700
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101 5.000%, 06/01/2032 (A)	2,015	2,182
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2024 @ 101 5.000%, 06/01/2032 (A)	1,425	1,658
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
Callable 05/15/2021 @ 100 0.900%, 05/15/2050 (A)	1,000	1,001
Harris County, Health Facilities Development, Christus Health Project, Ser A3, RB, AGM
Callable 03/11/2021 @ 100 0.140%, 07/01/2031 (A)	1,125	1,125
Harris County, Health Facilities Development, Christus Health Project, Ser A4, RB, AGM
Callable 03/11/2021 @ 100 0.140%, 07/01/2031 (A)	775	775
Harris County, Toll Road Senior Lien, RB
1.450%, 08/15/2021	2,320	2,334
Houston, Combined Utility System Revenue, Ser C, RB
Callable 03/26/2021 @ 100 0.436%, 05/15/2034 (A)	2,110	2,110
Katy, Independent School District, Ser C, GO, PSF-GTD
Callable 03/16/2021 @ 100 0.352%, 08/15/2036 (A)	2,845	2,845
Lower Colorado, River Authority, LCRA Transmission Services Project, Ser 2020, RB
5.000%, 05/15/2021	1,180	1,192
5.000%, 05/15/2022	1,030	1,090

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Midland County, Public Facility, RB
Callable 12/01/2022 @ 100 0.350%, 06/01/2024 (A)	$1,000	$1,001
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,094
Mission, Economic Development, Republic Services Project, AMT, RB
0.180%, 01/01/2026 (A)	1,000	1,000
New Caney, Independent School District, GO, PSF-GTD
3.000%, 02/15/2050 (A)	8,695	8,807
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2021 @ 100 1.420%, 08/01/2040 (A)	1,240	1,247
Northside, Independent School District, GO, PSF-GTD
0.700%, 06/01/2050 (A)	2,500	2,489
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
Callable 09/01/2022 @ 100 0.350%, 09/01/2023 (A)	1,500	1,501
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	9,038
San Antonio, Water System, RB
Callable 11/01/2021 @ 100 2.000%, 05/01/2043 (A)	1,000	1,012
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	500	533
South San Antonio, Independent School District, GO, PSF-GTD
0.501%, 08/15/2022 (B)	1,500	1,494
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
Callable 01/01/2033 @ 101 0.330%, 01/01/2061 (A)(C)	7,850	7,850
Texas State, Department of Housing & Community Affairs, RB
Callable 02/01/2022 @ 100 0.700%, 08/01/2040 (A)	1,830	1,833
Texas State, GO
Callable 04/01/2021 @ 100 0.060%, 12/01/2051 (A)	2,000	2,000
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
Callable 03/05/2021 @ 100 0.845%, 12/15/2026 (A)	1,110	1,113
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
0.833%, 09/15/2027 (A)	2,225	2,231

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	$1,800	$1,945
5.000%, 12/15/2023	500	561
Texas State, RB
4.000%, 08/26/2021	4,000	4,075
Travis County, Housing Finance, McKinney Falls Apartments, RB
Callable 03/26/2021 @ 100 2.750%, 04/01/2021	6,300	6,308
Weslaco, Housing Opportunities, Primrose Village Apartments, RB
1.420%, 01/01/2023 (A)	14,760	14,893

		137,719

Utah — 0.1%
Salt Lake County, Community Foundation For The Disabled Project, RB
Callable 03/05/2021 @ 100 0.190%, 08/01/2030 (A)(D)	300	300
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2021	500	509
4.000%, 10/15/2022	325	343

		1,152

Virginia — 0.9%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,224
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/2041 (A)	2,000	2,000
Henry County, Industrial Development Authority, RB
Callable 11/01/2021 @ 100 2.000%, 11/01/2023	1,030	1,039
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,200

		11,463

Washington — 1.8%
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 03/22/2021 @ 100 0.330%, 11/01/2045 (A)	10,000	10,000
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100 0.480%, 11/01/2045 (A)	1,525	1,529

46	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	$1,500	$1,697
Seattle, Municipal Light & Power Revenue, Ser B, RB
Callable 03/26/2021 @ 100 0.320%, 05/01/2045 (A)	5,000	5,000
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	136
5.000%, 05/01/2024	160	180
Washington State, Housing Finance Commission, College Glen Apartments Project, Ser A, RB, FHA
1.550%, 07/01/2022 (A)	3,000	3,033
Washington State, Ser F, GO, NATL
1.722%, 12/01/2021 (B)	1,345	1,343

		22,918

West Virginia — 0.4%
Harrison County, Monongahela Project, AMT, RB
3.000%, 10/15/2037 (A)	750	758
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,648
West Virginia, Economic Development Authority, Wheeling Power Company - Mitchell Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,058

		5,464

Wisconsin — 1.2%
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100 2.625%, 09/01/2024	240	247
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100 2.625%, 09/01/2024	660	679
Public Finance Authority, Renown Regional Medical Center, RB
5.000%, 06/01/2022	550	581
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health, RB
Callable 01/27/2022 @ 100 0.480%, 08/15/2054 (A)	600	601
Wisconsin State, Health & Educational Facilities Authority, Froedtert Health, RB
5.000%, 04/01/2021	1,000	1,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Ser A, GO
Pre-Refunded @ 100 4.000%, 05/01/2022 (F)	$10,715	$11,196

		14,308

Wyoming — 0.2%
Wyoming State, Community Development Authority, Ser 4, RB
Callable 03/26/2021 @ 100 0.350%, 12/01/2048 (A)	3,000	3,000

Multi-State — 0.9%
BB&T Municipal Trust, RB
0.830%, 11/30/2021 (A)(C)(D)	582	582
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.210%, 06/01/2021 (A)(C)	200	200
Mizuho Floater, Ser 2020-MIZ9025, RB
Callable 05/01/2021 @ 100 0.110%, 11/01/2035 (A)(C)(D)	4,800	4,800
Nuveen, AMT-Free Quality Municipal Income Fund, RB
0.400%, 03/01/2029 (A)	6,100	6,100

		11,682

Total Municipal Bonds (Cost $1,237,938) ($ Thousands)		1,250,687

Total Investments in Securities — 100.2% (Cost $1,237,938) ($ Thousands)		$1,250,687

Percentages are based on Net Assets of $1,248,606 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $79,603 ($ Thousands), representing 6.4% of the Net Assets of the Fund.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN— Bond Anticipation Note

COP— Certificate of Participation

FHA— Federal Housing Administration

GNMA — Government National Mortgage Association

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Short Duration Municipal Fund (Concluded)

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

RAN— Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Allocation Note

As of February 28, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

48	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

California Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

California — 98.1%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,615
5.000%, 09/02/2025	990	1,190
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,402
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,454
5.000%, 02/01/2028	4,000	5,007
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100 5.000%, 09/15/2029	1,250	1,482
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	704
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	480
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100 5.000%, 09/01/2026	650	777
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	906
California State, GO
5.000%, 08/01/2026	9,000	11,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 08/01/2026 @ 100 5.000%, 08/01/2027	$3,000	$3,678
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,346
5.000%, 08/01/2031	5,000	6,226
California State, GO
Callable 10/01/2029 @ 100 5.000%, 10/01/2030	1,230	1,609
California State, GO
Callable 11/01/2030 @ 100 5.000%, 11/01/2031	7,500	9,935
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,765
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,894
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	422
5.000%, 06/01/2026	350	369
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100 5.000%, 11/15/2027	1,200	1,385
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2024	1,000	1,078
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	5,251
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2039 (A)	1,500	1,878
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,269
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	615
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	982	1,102

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	$1,468	$1,683
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,122
5.000%, 11/01/2030	3,000	3,987
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
Callable 03/26/2021 @ 100 0.457%, 08/01/2047 (A)	3,500	3,500
California State, Infrastructure & Economic Development Bank, Ser B, RB
Callable 08/01/2029 @ 100 5.000%, 11/01/2029	2,125	2,756
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	376
5.000%, 02/01/2024	500	554
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,267
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,154
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	583
5.000%, 07/01/2027	1,170	1,430
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	539
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100 4.000%, 10/01/2029	1,260	1,437
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,243
5.000%, 06/30/2029	1,300	1,607
5.000%, 12/31/2029	1,000	1,231
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 06/01/2026	$310	$377
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	599
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	2,049
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,194
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2028	2,005	2,521
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100 5.000%, 09/01/2025	3,600	4,158
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100 5.000%, 11/01/2029	3,000	3,358
California State, School Finance Authority, Aspire Public School, RB
5.000%, 08/01/2023 (B)	825	911
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2022	500	536
5.000%, 10/01/2023	500	556
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 04/05/2021 @ 100 3.000%, 07/01/2025	2,800	2,805
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,283
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	6,181
5.000%, 03/01/2029	1,300	1,691
California State, Various Purpose, GO
Callable 09/01/2022 @ 100 5.000%, 09/01/2025	2,000	2,144
California State, Various Purpose, GO
Callable 04/01/2023 @ 100 5.000%, 10/01/2029	4,130	4,518

50	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
Callable 12/01/2023 @ 100 5.000%, 12/01/2024	$3,000	$3,374
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,461
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100 6.000%, 05/01/2034	2,750	3,218
Contra Costa, Transportation Authority, Ser A, RB
Callable 03/26/2021 @ 100 0.331%, 03/01/2034 (A)	3,000	3,000
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,544
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,182
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100 3.050%, 04/15/2034	1,480	1,584
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,742
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,500	1,814
5.000%, 06/01/2027	5,000	6,186
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,023
5.000%, 06/01/2025	3,365	3,957
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100 5.000%, 09/01/2029	2,275	2,884
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	850
5.000%, 11/01/2025	1,000	1,203
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	727
Inglewood, Redevelopment Agency Successor Agency, Sub Lien-Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,175
5.000%, 05/01/2026	500	605

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	$435	$499
5.000%, 08/01/2025	570	675
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,224
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,314
5.000%, 05/15/2027	2,000	2,432
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,136
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2026	2,370	2,751
Long Beach, Marina Revenue, RB
5.000%, 05/15/2021	520	525
5.000%, 05/15/2022	900	945
5.000%, 05/15/2023	700	761
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	728
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,951
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,315
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,030	1,055
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	6,990	8,651
5.000%, 05/15/2028	1,000	1,260
5.000%, 05/15/2029	3,000	3,837
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100 5.000%, 05/15/2027	1,000	1,203
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,358
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,186
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,383
5.000%, 07/01/2026	2,650	3,255

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
5.000%, 07/01/2029	$3,940	$5,172
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100 5.000%, 07/01/2029	1,000	1,261
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,302
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100 4.000%, 06/01/2049	1,500	1,689
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,384
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100 5.000%, 06/01/2028	1,100	1,275
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,330
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	740
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,262
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	659
5.000%, 10/01/2026	500	603
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100 4.000%, 08/01/2028	1,000	1,195
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	615
5.000%, 09/01/2025	1,000	1,200
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,213
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,298
5.000%, 12/01/2029	500	661
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sacramento, Municipal Utility District, RB
5.000%, 07/01/2024	$500	$577
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,234
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,160
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	589
5.000%, 07/01/2026	400	483
5.000%, 07/01/2027	500	617
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,227
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,393
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,557
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,000	1,235
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100 5.000%, 10/15/2027	1,000	1,192
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	593
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
Callable 08/01/2029 @ 100 4.000%, 08/01/2031	2,000	2,445
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,994
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,185
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,635

52	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	$275	$293
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	471
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100 5.000%, 06/15/2026	3,000	3,321
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,801
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100 5.000%, 11/01/2021 (C)	10	10
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,568
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,398
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,163
5.000%, 03/01/2026	1,780	2,129
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,241
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, Improvement Project, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,071
3.000%, 08/01/2033	2,580	2,741
Santa Barbara County, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,708
Solano County, COP
5.000%, 11/01/2025	700	836
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Pre-Refunded @ 100 5.000%, 03/01/2022 (C)	725	760
South Orange County, Public Financing Authority, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	756
5.000%, 08/15/2024	1,000	1,042

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	$1,400	$1,672
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 07/01/2021 (C)	500	508
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,289
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,520
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 01/01/2024 @ 100 5.000%, 04/01/2024	1,000	1,130
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	510
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,218
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100 5.000%, 09/01/2027	1,000	1,208
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	683
4.000%, 08/01/2028	435	514
4.000%, 08/01/2029	735	877
4.000%, 08/01/2030	1,320	1,588
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,214
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,111
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,288
University of California, Ser AM, RB
Callable 05/15/2024 @ 100 5.000%, 05/15/2025	1,000	1,148
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,289
Upland Community, Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,510

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Western, Municipal Water District Facilities Authority, Ser A, RB
Callable 10/01/2030 @ 100 5.000%, 10/01/2033	$2,000	$2,666
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	1,430	1,715

Total Municipal Bonds (Cost $306,707) ($ Thousands)		321,791

	Shares

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,837,923	4,838

Total Cash Equivalent (Cost $4,838) ($ Thousands)		4,838

Total Investments in Securities — 99.6% (Cost $311,545) ($ Thousands)		$326,629

Percentages are based on Net Assets of $327,884 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $2,960 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2021 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	321,791	–	321,791
Cash Equivalent	4,838	–	–	4,838

Total Investments in Securities	4,838	321,791	–	326,629

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,952	$18,932	$(16,046)	$-	$-	$4,838	4,837,923	$-	$-

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

54	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Massachusetts Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.6%

Massachusetts — 97.6%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,256
Boston, Ser A, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	500	568
Boston, Ser A, GO
Callable 11/01/2030 @ 100 4.000%, 11/01/2031	1,500	1,880
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100 5.000%, 07/01/2022	500	507
Hingham, GO
Callable 08/15/2028 @ 100 4.000%, 02/15/2030	340	411
4.000%, 02/15/2031	320	385
Lowell, GO
5.000%, 09/01/2027	1,520	1,919
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	680
5.250%, 07/01/2031	750	1,039
5.000%, 07/01/2025	1,000	1,193
5.000%, 07/01/2026	1,000	1,225
5.000%, 07/01/2027	1,500	1,890
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	551
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100 5.000%, 02/01/2029	1,000	1,201
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,303
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,269

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$221
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	741
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,311
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	240
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100 5.000%, 10/01/2029	1,000	1,262
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	590
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	573
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	607
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	573
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	245
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,223
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,811
5.000%, 10/15/2028	500	651
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	862
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,136
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	509

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	$970	$1,163
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,156
5.000%, 07/01/2025	1,000	1,185
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100 5.000%, 07/01/2025 (A)	500	595
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102 5.000%, 07/01/2050 (B)	1,000	1,297
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	585
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	446
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	966
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	1,000	1,194
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	769
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100 5.000%, 09/01/2030	210	266
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2026	400	458
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	$500	$667
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,230
5.000%, 07/01/2029	840	1,065
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,240
5.000%, 07/01/2028	1,000	1,265
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	250	308
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,188
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,265
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	598
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,221
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,227
5.000%, 07/01/2027	1,000	1,260
5.000%, 01/01/2028	1,500	1,910
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,218
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,540
5.000%, 09/01/2028	1,000	1,291
5.000%, 11/01/2030	1,000	1,343
Massachusetts State, Transportation Fund Revenue, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,233
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100 5.000%, 06/01/2030	1,000	1,140
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,225
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,293

56	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	$1,000	$1,155
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100 5.000%, 11/01/2030	1,500	1,967
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	500	592
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,240
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	500	595
Worcester, GO
Callable 02/15/2028 @ 100 4.000%, 02/15/2030	285	338

Total Municipal Bonds (Cost $71,431) ($ Thousands)		75,057

	Shares

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,212,421	1,212

Total Cash Equivalent (Cost $1,212) ($ Thousands)		1,212

Total Investments in Securities — 99.2% (Cost $72,643) ($ Thousands)		$76,269

Percentages are based on Net Assets of $76,853 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security (see Note 4).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2021 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	75,057	–	75,057
Cash Equivalent	1,212	–	–	1,212

Total Investments in Securities	1,212	75,057	–	76,269

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$579	$8,067	$(7,434)	$-	$-	$1,212	1,212,421	$-	$-

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

New Jersey Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.0%

Delaware — 2.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,282
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,125

		2,407

New Jersey — 84.8%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	945
Bergen County, GO
Callable 07/15/2027 @ 100 3.000%, 07/15/2029	1,000	1,126
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,582
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,123
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	490
5.000%, 01/15/2026	1,820	2,190
Carlstadt, School District, GO
5.000%, 05/01/2023	500	549
Carlstadt, School District, GO
Callable 05/01/2024 @ 100 5.000%, 05/01/2025	500	569
Essex County, GO
5.000%, 08/01/2025	2,500	2,984
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,224
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	$1,000	$1,172
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,110
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	606
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	149
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100 5.000%, 09/15/2023	500	512
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	1,755	2,211
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,915
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	1,000	1,243
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,532
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,051
5.000%, 06/15/2024	685	719
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059	2,000	2,096
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,231
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/24/2021 @ 100 5.250%, 09/01/2026	1,000	1,000
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/01/2022 @ 100 5.000%, 03/01/2025	2,500	2,605

58	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	$1,140	$1,399
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2028	2,260	2,701
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,177
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,177
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100 5.000%, 07/01/2033	1,360	1,678
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,198
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2027	1,905	2,203
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021	995	1,020
5.250%, 09/01/2021 (A)	80	82
5.000%, 09/01/2023	1,000	1,117
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,040
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	883
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100 5.000%, 07/01/2025	1,000	1,061
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,438

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2031	$1,080	$1,314
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,104
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2027	1,000	1,221
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	531
5.000%, 07/01/2025	1,000	1,186
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
Callable 04/01/2026 @ 101 5.000%, 07/01/2045 (B)	1,500	1,813
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group Issue, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	1,250	1,593
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100 5.000%, 07/01/2026	1,000	1,120
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,618
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100 3.350%, 12/01/2029	665	701
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100 5.000%, 12/01/2028	675	837
New Jersey State, Housing & Mortgage Finance Agency, AMT, RB
3.250%, 04/01/2025	920	989

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	59

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	$200	$253
5.000%, 07/01/2029	270	347
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	330
5.000%, 07/01/2031	375	473
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100 5.000%, 07/01/2022 (C)	1,400	1,490
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100 5.000%, 06/15/2030	1,000	1,219
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,601
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/2021	1,600	1,662
5.250%, 12/15/2021 (A)	15	16
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2028	1,430	1,749
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,256
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,163
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,207
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,745
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100 5.000%, 06/01/2022 (C)	90	95
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100 5.000%, 08/01/2027	700	836

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	$400	$442
5.000%, 06/15/2024	315	361
5.000%, 06/15/2025	250	296
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2027	545	647
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100 5.000%, 05/01/2027	1,000	1,195
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	628
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	720	755
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100 3.000%, 08/01/2030	540	597
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	654
Sparta Township, Board of Education, GO
Pre-Refunded @ 100 5.000%, 02/15/2025 (C)	575	676
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2032	500	611
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	1,135	1,164
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	585
Washington Township, Ser A, BAN
1.750%, 06/22/2021	1,000	1,004

		95,785

New York — 8.1%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100 5.000%, 10/15/2029	4,000	4,697
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2025	2,000	2,224
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,127

60	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2023	$1,000	$1,112

		9,160

Pennsylvania — 3.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,819
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,591

		3,410

Total Municipal Bonds (Cost $105,187) ($ Thousands)		110,762

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,360,382	1,360

Total Cash Equivalent (Cost $1,360) ($ Thousands)		1,360

Total Investments in Securities — 99.2% (Cost $106,547) ($ Thousands)		$112,122

Percentages are based on Net Assets of $113,045 ($ Thousands).

**	Rate shown is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BAN — Bond Anticipation Note

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of February 28, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	110,762	–	110,762
Cash Equivalent	1,360	–	–	1,360

Total Investments in Securities	1,360	110,762	–	112,122

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,014	$6,337	$(5,991)	$—	$—	$1,360	1,360,382	$—	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	61

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

New York Municipal Bond Fund

  Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

New York — 98.5%
Broome County, Local Development, RB, AGM
5.000%, 04/01/2030	$900	$1,168
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	705
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	508
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	502
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,044
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	417
5.000%, 08/01/2027	275	335
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021 (A)	250	254
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	620
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,171
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	210
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	2,015	2,418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	$500	$587
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (B)	525	549
Long Island, Power Authority, RB
5.000%, 09/01/2026	2,000	2,463
5.000%, 09/01/2027	1,000	1,261
Long Island, Power Authority, RB
Callable 09/01/2023 @ 100 1.000%, 09/01/2025	1,000	1,010
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,261
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100 5.000%, 09/01/2030	1,500	1,801
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2023	1,000	1,078
Metropolitan New York, Transportation Authority, Ser A1, RB
5.000%, 11/15/2024	2,280	2,604
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,710
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100 5.000%, 11/15/2024	1,300	1,454
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,346
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100 5.000%, 11/15/2026	1,000	1,164
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,072
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100 5.000%, 11/15/2023	1,000	1,070
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,210

62	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	$750	$891
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,285
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	817
Nassau County, Interim Finance Authority, Ser A, RB
Callable 05/15/2031 @ 100 4.000%, 11/15/2032	1,000	1,245
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	949
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,191
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,239
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,082
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100 5.000%, 12/01/2024	2,000	2,226
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,606
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	500	515
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100 5.000%, 11/15/2028	1,685	2,120
New York City, Educational Construction Fund, Ser A, RB
Callable 04/05/2021 @ 100 6.500%, 04/01/2022	1,000	1,005
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2026	2,500	2,733
New York City, Housing Development Authority, Ser C, RB
Callable 03/22/2021 @ 100 2.350%, 07/01/2022	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	$1,000	$1,253
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	2,225
New York City, Ser 1, GO
Callable 08/01/2027 @ 100 5.000%, 08/01/2028	1,000	1,244
New York City, Ser A, GO
5.000%, 08/01/2025	4,915	5,835
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,442
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,927
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,251
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100 5.000%, 08/01/2029	1,895	2,439
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,780
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100 5.000%, 07/15/2026	500	582
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100 5.000%, 07/15/2026	1,075	1,289
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100 5.000%, 07/15/2028	1,080	1,347
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,697
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,510
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,152
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	552

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	63

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2026	$1,000	$1,172
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,152
5.000%, 07/01/2027	500	630
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2030	1,095	1,425
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	2,102
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,054
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,102
5.000%, 07/01/2024	1,000	1,142
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021 (A)	250	254
New York State, Dormitory Authority, RB
5.000%, 07/01/2025	1,000	1,168
5.000%, 07/01/2027	570	695
5.000%, 09/01/2027	750	912
5.000%, 07/01/2028	665	826
5.000%, 08/01/2028	1,500	1,853
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	500	612
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,217
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	903
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,212
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2025	2,000	2,355
5.000%, 07/01/2025	1,500	1,770
5.000%, 07/01/2026	1,100	1,331
5.000%, 07/01/2028	1,500	1,923

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100 5.000%, 02/15/2025	$2,250	$2,551
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100 5.000%, 10/01/2029	2,500	3,080
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,916
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,335
5.000%, 03/15/2026 (A)	5	6
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,850
New York State, Dormitory Authority, St. Johns University Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2030	800	967
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	501
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2024	1,680	1,847
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	614
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2024	1,000	1,109
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100 5.000%, 02/15/2028	850	1,079
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100 3.250%, 10/01/2025	2,500	2,622
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,406
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,230

64	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2025	$1,100	$1,283
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,269
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2030	1,275	1,441
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,036
New York State, Urban Development, RB
5.000%, 03/15/2025	500	588
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	1,200	1,412
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100 5.000%, 03/15/2032	1,615	2,084
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	602
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	788
Oyster Bay Township, GO, AGM
4.000%, 03/01/2028	825	986
Oyster Bay Township, GO, BAM
4.000%, 11/01/2026	800	937
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024	475	553
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100 5.000%, 10/15/2026	2,500	2,900
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,440
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,312
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,578
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2023	1,500	1,686
5.000%, 11/15/2024	2,000	2,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100 5.000%, 11/15/2028	$1,125	$1,353
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,249
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100 5.000%, 11/15/2027	1,000	1,249
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,281
5.000%, 06/01/2025	750	884
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2024	750	797
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2025	2,000	2,214
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	300
5.000%, 07/01/2026	300	346
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100 5.000%, 11/15/2026	500	607
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,054

Total Municipal Bonds (Cost $170,694) ($ Thousands)		178,902

	Shares

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	908,898	909

Total Cash Equivalent (Cost $909) ($ Thousands)		909

Total Investments in Securities — 99.0% (Cost $171,603) ($ Thousands)		$179,811

Percentages are based on Net Assets of $181,668 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	65

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

New York Municipal Bond Fund (Concluded)

†	Investment in Affiliated Security (see Note 4).

(A)	Security is escrowed to maturity.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of February 28, 2021 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	178,902	–	178,902
Cash Equivalent	909	–	–	909

Total Investments in Securities	909	178,902	–	179,811

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,569	$14,937	$(15,597)	$ —	$ —	$909	908,898	$ —	$ —

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

66	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Pennsylvania Municipal Bond Fund

Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Pennsylvania — 98.7%
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	$1,500	$1,887
5.000%, 02/01/2030	500	659
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	660
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	3,140
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,125
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,598
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,271
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,162
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,206
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2033	525	588
Bethel Park, School District, GO
Callable 08/01/2026 @ 100 5.000%, 08/01/2027	1,000	1,228
Chester County, GO
5.000%, 07/15/2028	315	408

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chester County, GO
Callable 01/15/2029 @ 100
4.000%, 07/15/2029	$300	$368
4.000%, 07/15/2030	250	304
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	224
5.000%, 09/01/2029	375	486
Chester County, School Authority, Chester County Intermediate Unit Project, RB
Callable 03/01/2026 @ 100 5.000%, 03/01/2028	1,000	1,190
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,857
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	1,008
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100 5.000%, 04/15/2026	1,000	1,182
Daniel Boone, Area School District, GO
Callable 04/01/2025 @ 100 5.000%, 04/01/2026	780	915
Daniel Boone, Area School District, GO
Pre-Refunded @ 100 5.000%, 04/01/2025 (A)	220	259
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	684
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	581
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2028	500	577
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	747
5.000%, 11/01/2026	425	523
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2029	1,015	1,258
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,631
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,271

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	67

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Delaware Valley, Regional Finance Authority, Ser B, RB
Callable 09/01/2021 @ 100 0.450%, 09/01/2048 (B)	$2,000	$1,996
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	762
Geisinger, Health System Authority, RB
Callable 08/15/2026 @ 100 5.000%, 04/01/2043 (B)	1,000	1,222
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,162
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,151
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	883
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100 5.000%, 11/01/2028	1,360	1,616
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	614
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
Callable 10/01/2028 @ 100 4.000%, 10/01/2030	400	471
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,486
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100 2.450%, 12/01/2039 (B)	1,700	1,811
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,201
5.000%, 09/01/2026	690	804
5.000%, 09/01/2027	660	767
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,131
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100 5.000%, 02/15/2023	1,000	1,068

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	$500	$591
5.000%, 09/01/2028	1,500	1,886
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100 5.000%, 11/15/2036	750	873
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100 5.000%, 09/01/2030	500	661
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100 5.000%, 11/15/2025	1,000	1,154
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	503
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
Callable 07/01/2028 @ 100 5.000%, 07/01/2029	350	443
Octorara Area, School District, GO, AGM
Callable 10/01/2028 @ 100 4.000%, 04/01/2029	900	1,074
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	616
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	3,153
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	1,049
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, Ser A, RB
2.150%, 11/01/2021	1,000	1,012
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,207
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100 5.000%, 02/01/2025	1,000	1,146
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,315
5.000%, 08/15/2025	1,995	2,375
5.000%, 01/01/2026	5,000	6,022
5.000%, 05/01/2030	1,000	1,327

68	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	$1,150	$1,397
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	931
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,213
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
Callable 06/15/2027 @ 100 5.000%, 06/15/2028	1,500	1,845
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,819
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	986
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,073
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,259
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	704
Pennsylvania State, Housing Finance Agency, Ser 114A, AMT, RB
Callable 10/01/2021 @ 100 3.350%, 10/01/2026	1,725	1,750
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	636
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,823

Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2026	3,000	3,566

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	$1,000	$1,219
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100 5.000%, 10/01/2027	1,635	1,930
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	616
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100 5.000%, 07/01/2028	400	499
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	558
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2027	325	403
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	724
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2028	500	620
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100 5.000%, 03/01/2025	1,250	1,421
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100 5.000%, 06/15/2026	1,000	1,171
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	3,045
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,244
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,526
5.000%, 08/01/2027	1,705	2,100
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100 5.000%, 08/01/2026	2,200	2,586

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	69

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100 5.000%, 10/01/2029	$2,000	$2,414
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
Callable 08/01/2030 @ 100 5.000%, 08/01/2031	1,000	1,300
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	942
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	548
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100 5.000%, 05/01/2028	1,005	1,211
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,165
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	497
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,486
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,106
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,221
5.000%, 08/01/2027	1,000	1,248
Philadelphia, Water & Wastewater Revenue Authority, RB
Callable 10/01/2030 @ 100 5.000%, 10/01/2032	1,250	1,648
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	907
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	583
5.000%, 11/01/2027	1,800	2,252
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,224
Pittsburgh, GO
5.000%, 09/01/2027	415	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100 5.000%, 06/01/2025 (A)	$415	$491
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2025	645	738
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100 5.000%, 09/01/2025	1,000	1,177
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,437
5.000%, 09/01/2029	750	969
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	581
Quaker Valley, School District, GO
Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	330
5.000%, 10/01/2031	325	427
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100 5.000%, 02/01/2025	1,500	1,530
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100 5.000%, 03/01/2027	1,000	1,173
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,158
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	612
5.000%, 06/01/2025	500	591
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,955
5.000%, 03/01/2027	1,000	1,239
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100 5.000%, 03/01/2028	725	911
State College Area, School District, GO
5.000%, 05/15/2028	280	361
State College Area, School District, GO
Callable 05/15/2028 @ 100 5.000%, 05/15/2029	375	479
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100 5.000%, 09/15/2026	1,255	1,505

70	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	$1,000	$1,224
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,141
5.000%, 08/15/2026	610	733
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100 5.000%, 08/15/2026	1,000	1,190
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,182

Total Municipal Bonds (Cost $156,783) ($ Thousands)		166,619

	Shares

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	340,232	340

Total Cash Equivalent (Cost $340) ($ Thousands)		340

Total Investments in Securities — 98.9% (Cost $157,123) ($ Thousands)		$166,959

Percentages are based on Net Assets of $168,796 ($ Thousands).

†	Investment in Affiliated Security (see Note 4).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs as of February 28, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	166,619	–	166,619
Cash Equivalent	340	–	–	340

Total Investments in Securities	340	166,619	–	166,959

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$264	$9,711	$(9,635)	$ -	$ -	$340	340,232	$—	$—

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	71

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund

  Sector Weightings †:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 70.4%

Alabama — 1.5%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100 5.750%, 06/01/2045	$800	$824
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Callable 07/01/2025 @ 103 6.000%, 07/01/2045 (A)	795	809
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105 6.500%, 10/01/2053	12,000	14,127
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	2,108
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100 4.000%, 06/01/2049 (B)	1,565	1,712

		19,580

Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	200	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Arizona — 1.4%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100 5.000%, 02/01/2042	$2,500	$2,576
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100 5.375%, 07/01/2050 (A)	1,090	1,211
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103 7.750%, 07/01/2050 (A)	3,000	3,232
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100 5.250%, 12/15/2038 (A)	1,510	1,669
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	400	458
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
Callable 09/01/2028 @ 100 4.125%, 09/01/2042	2,500	2,846
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2052 (A)	3,565	3,622
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100 5.250%, 07/01/2049	1,050	1,091
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 04/05/2021 @ 100 5.000%, 06/01/2037	265	265
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100 6.125%, 10/01/2052 (A)	500	530
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser B, RB
Callable 04/05/2021 @ 100 4.000%, 10/01/2023 (A)	1,000	1,000

		18,500

72	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103 4.500%, 09/01/2049 (A)	$4,250	$4,570

California — 6.4%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100 5.250%, 04/01/2023 (D)	5,000	5,525
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100 5.000%, 04/01/2049 (A)	1,000	1,126
California State, Community Housing Agency, Ser A, RB
Callable 08/01/2030 @ 100 5.000%, 08/01/2050 (A)	1,000	1,143
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100 5.000%, 02/01/2050 (A)	1,000	1,136
California State, Community Housing Agency, Verdant at Green Valley Project, Ser S, RB
Callable 08/01/2029 @ 100 5.000%, 08/01/2049 (A)	2,500	2,826
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100 5.000%, 04/01/2042	5,200	6,004
California State, Infrastructure & Economic Development Bank, RB
6.379%, 01/01/2035 (E)	935	411
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100 7.750%, 04/01/2021 (A)(D)	1,360	1,368
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100 5.000%, 11/01/2046 (A)	1,000	1,106
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100 5.000%, 02/01/2047	1,950	2,218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	$2,750	$3,077
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	3,500	1,067
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100 4.750%, 11/01/2046	1,500	1,699
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100 4.300%, 07/01/2040	1,500	1,712
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,072
5.000%, 06/01/2051 (A)	1,000	1,069
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (F)	100	104
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100 5.500%, 12/01/2058 (A)	2,150	2,521
California State, Statewide Communities
Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100 5.000%, 12/01/2041 (A)	2,500	2,800
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 04/05/2021 @ 100 6.000%, 05/01/2037	7,500	7,529
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,353
5.000%, 09/01/2030	1,000	1,052
5.000%, 09/01/2034	900	942
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100 5.000%, 09/01/2040	2,000	2,223

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	73

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Beach, Towne Center Project, SAB
Callable 10/01/2021 @ 100 5.400%, 10/01/2023	$650	$652
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100 5.000%, 10/01/2042 (A)	1,000	1,139
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	9,294
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
12.578%, 08/01/2038 (E)	5,410	3,583
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,143
5.000%, 09/01/2031	1,000	1,140
5.000%, 09/01/2032	1,000	1,137
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2046	1,090	1,209
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100 5.000%, 08/01/2030	1,000	1,051
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26 5.968%, 06/01/2054 (E)	5,700	1,066
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 03/22/2021 @ 21 7.381%, 06/01/2046 (E)	12,000	2,538
Stockton, Public Financing Authority, Delta
Water Supply Project, Ser A, RB
Pre-Refunded @ 100 6.250%, 10/01/2023 (D)	2,500	2,885
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100 5.000%, 09/01/2040	750	843
University of California, Ser Q, RB
Callable 05/15/2031 @ 100 4.000%, 05/15/2051	2,000	2,268
Windsor, Unified School District, Election 2008, Ser D, GO
13.114%, 08/01/2035 (E)	1,800	1,256

		82,287

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Colorado — 1.7%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	$500	$533
5.000%, 12/01/2048	500	530
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103 5.000%, 12/01/2037	525	554
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103 5.000%, 12/01/2049	500	542
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,363
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100 3.625%, 11/01/2026 (A)	685	692
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100 4.000%, 11/15/2043	1,000	1,141
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100 4.000%, 08/01/2049	5,000	5,520
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022 (F)	500	528
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	811
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103 6.000%, 12/01/2048	1,145	1,237
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102 6.000%, 12/01/2046	1,450	1,520
Great Western, Metropolitan District, GO
Callable 12/01/2025 @ 102 4.750%, 12/01/2050	1,000	1,035
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100 5.000%, 12/15/2041 (A)	875	930

74	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103 5.125%, 12/01/2037	$550	$587
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103 5.000%, 12/01/2046	1,880	1,971
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102 7.500%, 12/15/2047	1,090	1,149
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103 4.375%, 12/01/2044	935	962
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103 5.000%, 12/01/2047	500	524

		22,129

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,094
5.000%, 09/01/2053 (A)	1,500	1,636
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100 4.000%, 09/01/2036	5,000	5,621
Connecticut State, Special Tax Revenue, Special Tax
Callable 05/01/2030 @ 100 5.000%, 05/01/2038	5,500	6,902
New Haven, Ser A, GO
5.000%, 08/01/2026	580	680
5.000%, 08/01/2027	1,000	1,191

		17,124

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	435
4.625%, 09/01/2032	1,635	1,673

		2,108

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Florida — 2.6%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	$500	$548
8.000%, 10/01/2042	1,000	1,088
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100 5.625%, 11/15/2043	1,325	1,419
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100 5.000%, 10/01/2022 (D)	2,000	2,153
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	555
Capital Trust Agency, H-Bay Ministries, RB
Callable 07/01/2023 @ 103 5.000%, 07/01/2053	750	298
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2049 (A)	1,000	1,068
Capital Trust Agency, Wonderful Foundations Charter, RB
Callable 07/01/2030 @ 100 5.000%, 01/01/2055 (A)	3,500	3,662
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107 7.375%, 01/01/2049 (A)	2,500	2,418
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 04/05/2021 @ 103 6.250%, 01/01/2049 (A)(B)	320	315
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 04/05/2021 @ 104 6.500%, 01/01/2049 (A)(B)	2,105	2,016
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021 (F)	100	102

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	75

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100 4.500%, 06/01/2033 (A)	$500	$566
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100 6.000%, 05/01/2044	1,865	2,034
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	970	990
Highlands County, Health Facilities Authority, Senior Living Revenue, RB
Callable 04/01/2028 @ 100 6.000%, 04/01/2038	400	188
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82 4.439%, 10/01/2032 (E)	2,900	2,075
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100 4.000%, 07/01/2045	3,000	3,370
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100 5.000%, 05/01/2029	990	1,036
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102 7.500%, 06/01/2049	1,000	1,079
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	3,815
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	711
4.000%, 05/15/2028	1,205	1,330
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103 5.750%, 11/15/2054	685	680
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	382
4.500%, 05/01/2023	155	158

		34,056

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Georgia — 2.2%
Atlanta, Department of Aviation, Airport & Marina Revenue, Ser B, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2042	$3,000	$3,109
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100 5.000%, 03/01/2047	1,500	1,349
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100 5.000%, 07/01/2060	5,000	5,591
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	586
5.000%, 01/01/2063	1,700	1,993
4.000%, 01/01/2049	1,000	1,105
Houston County, Healthcare System, RB
Callable 04/01/2024 @ 100 5.000%, 10/01/2031 (B)	11,600	12,580
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	1,445

		27,758

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100 4.625%, 07/01/2029 (A)	365	404

Illinois — 7.8%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 04/05/2021 @ 100 5.700%, 05/01/2036	250	250
Chicago, Board of Education, GO, NATL
4.692%, 12/01/2023 (E)	545	529
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,260
5.000%, 12/01/2034	1,400	1,656
5.000%, 12/01/2035	1,500	1,770
Chicago, Board of Education, Ser A, GO
Callable 12/01/2030 @ 100
5.000%, 12/01/2039	1,000	1,180
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,177
5.000%, 12/01/2027	500	595

76	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100 5.250%, 12/01/2035	$2,500	$2,755
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100 5.000%, 12/01/2046	5,000	5,750
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100 5.000%, 12/01/2034	3,000	3,498
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100 5.500%, 01/01/2034	1,750	1,941
Chicago, O’Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2052	3,125	3,604
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,882
5.500%, 01/01/2037	2,440	2,700
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100 6.000%, 01/01/2038	10,500	12,430
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100 4.835%, 04/15/2028 (A)	1,800	1,865
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100 5.000%, 01/01/2025 (D)	2,500	2,922
Chicago, Ser A, GO
Callable 01/01/2024 @ 100 5.250%, 01/01/2033	2,000	2,158
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100 2.450%, 10/01/2039 (B)	1,250	1,319
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
6.250%, 12/01/2052 (C)	1,485	11
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100 6.000%, 08/15/2041	200	204
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,750	1,225
5.000%, 02/15/2037 (C)	1,750	1,225

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (C)	$1,000	$700
Illinois State, Finance Authority, Navistar International Project, RB
4.750%, 10/15/2040 (A)(B)	1,200	1,279
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100 5.000%, 05/15/2037	500	525
Illinois State, GO
5.500%, 05/01/2030	2,000	2,506
Illinois State, GO
Callable 07/01/2023 @ 100 5.500%, 07/01/2038	1,500	1,599
Illinois State, GO
Callable 02/01/2024 @ 100 5.000%, 02/01/2039	5,000	5,324
Illinois State, GO
Callable 05/01/2024 @ 100 5.000%, 05/01/2026	4,500	4,926
Illinois State, RB
Callable 06/15/2023 @ 100 5.000%, 06/15/2026	2,000	2,167
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100 4.625%, 05/01/2037	2,500	2,769
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,911
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,987
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,010	1,080
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100 3.000%, 06/15/2031	3,005	3,086
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
5.342%, 06/15/2045 (E)	7,500	3,551
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,565
Village of Hillside, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2030	1,345	1,416
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM-TCRS
5.723%, 01/01/2033 (E)	100	74
5.505%, 01/01/2031 (E)	300	238
5.071%, 01/01/2029 (E)	400	340

		100,949

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	77

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Indiana — 1.1%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100 5.000%, 07/01/2048	$1,000	$1,066
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103 7.000%, 03/01/2039 (A)	14,200	13,034
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100 7.500%, 09/01/2021 (D)	470	487

		14,587

Iowa — 0.3%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	250	253
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
0.000%, 05/15/2056 (C)	125	2
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100 5.400%, 11/15/2046 (B)	626	667
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103 5.000%, 03/01/2028	1,465	1,591
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	867

		3,380

Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104 5.500%, 11/15/2038	1,025	1,059
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103 5.000%, 05/15/2050	600	606
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	535
5.000%, 05/15/2047	1,000	1,013

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Unified Government, RB
7.482%, 09/01/2034 (A)(E)	$2,500	$746

		3,959

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100 6.250%, 11/15/2046	1,000	907
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100 6.000%, 11/15/2036	1,700	1,554

		2,461

Louisiana — 1.1%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100 5.650%, 11/01/2037 (A)	1,000	1,125
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100 4.000%, 11/01/2044 (A)	500	511
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100 5.500%, 11/01/2039 (A)	900	978
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100 6.500%, 05/15/2021 (D)	1,000	1,013
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	6,000	7,465
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,164
2.000%, 06/01/2037 (B)	2,035	2,062

		14,318

78	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	$2,000	$1,100
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2046	2,600	2,787

		3,887

Maryland — 1.4%
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Pre-Refunded @ 100 5.000%, 11/15/2021 (D)	4,500	4,654
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100 5.000%, 05/15/2023 (D)	10,000	11,033
Prince George’s County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102 7.000%, 08/01/2048	1,500	1,779

		17,466

Massachusetts — 0.2%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100 5.000%, 01/01/2040	1,600	1,877
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 03/16/2021 @ 100 6.000%, 01/01/2028	110	112

		1,989

Michigan — 2.0%
Detroit, GO
5.000%, 04/01/2026	1,000	1,156
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 04/05/2021 @ 100 5.000%, 11/01/2036	300	296
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2033	3,000	3,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100 4.500%, 10/01/2029	$5,750	$5,977
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
4.300%, 09/01/2030	120	123
Michigan State, Finance Authority, Public School Acamdemy, Bradford Academy Project, RB
Callable 09/01/2030 @ 100
5.000%, 09/01/2050	310	318
4.800%, 09/01/2040	185	190
Michigan State, Finance Authority, RB
6.552%, 06/01/2045 (E)	5,000	1,326
Michigan State, Finance Authority, RB
Pre-Refunded @ 100 5.000%, 07/01/2022 (D)	4,500	4,791
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 03/22/2021 @ 12 9.781%, 06/01/2046 (E)	21,000	2,493
Michigan State, Tobacco Settlement
Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11 17.089%, 06/01/2058 (E)	125,250	6,072

		26,159

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	885	931
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100 5.000%, 12/01/2032 (A)	750	840
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100 5.000%, 07/01/2055	710	748
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
Callable 05/01/2025 @ 100 5.850%, 11/01/2058 (A)(B)	500	538
St. Cloud, Health Care Revenue, Centracare Health System, RB
Callable 05/01/2029 @ 100 4.000%, 05/01/2049	4,000	4,403

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	79

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	$415	$290

		7,750

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102 5.000%, 08/15/2051	1,050	1,108
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	330	331
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100 5.125%, 06/01/2046	2,385	2,663

		4,102

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2052	1,500	1,516

Nebraska — 0.6%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100 5.000%, 09/01/2042	5,000	5,326
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100 5.000%, 01/01/2031	2,200	2,276

		7,602

Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100 5.125%, 12/15/2037 (A)	2,500	2,147
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100 6.950%, 02/15/2038 (A)	3,000	3,059
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14 8.240%, 07/01/2058 (A)(E)	10,000	1,024

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Reno, Sub-Ser, TRAN
Callable 07/01/2038 @ 31 6.953%, 07/01/2058 (A)(E)	$21,000	$3,236

		9,466

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,223

New Jersey — 2.3%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	2,974
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100 5.000%, 03/01/2024	1,055	1,142
New Jersey State, Economic Development Authority, Ser G, RB
6.219%, 09/01/2026 (A)(B)	8,500	10,302
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100 3.125%, 07/01/2029	445	449
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100 5.000%, 07/01/2041	2,000	2,296
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100 5.000%, 07/01/2057	2,250	2,593
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2046	3,770	4,353
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.501%, 12/15/2030 (E)	1,000	803
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100 5.250%, 06/15/2041	1,250	1,409
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100 5.000%, 11/01/2039	2,500	2,778

		29,099

80	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 8.1%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100 5.000%, 07/01/2041	$1,500	$1,628
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100 6.760%, 02/01/2048	1,000	1,180
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	14,698
Metropolitan Transportation Authority, Ser D, RB
Callable 05/15/2028 @ 100 5.000%, 11/15/2031	1,250	1,509
Monroe County, Industrial Development, Ann’s Community Project, RB
Callable 01/01/2026 @ 103 5.000%, 01/01/2040	1,500	1,644
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
Callable 01/01/2031 @ 100 3.000%, 01/01/2046	1,000	1,033
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.280%, 03/01/2026 (B)	425	436
2.270%, 03/01/2025 (B)	400	410
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 03/22/2021 @ 12 17.198%, 06/01/2055 (E)	57,000	5,226
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 03/22/2021 @ 10 10.736%, 06/01/2055 (E)	28,000	2,576
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100 5.000%, 05/01/2023 (D)	10	11
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100 4.000%, 03/15/2048	8,000	8,980
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100 5.750%, 11/15/2051	$4,000	$4,140
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,437
5.000%, 11/15/2044 (A)	10,750	11,683
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2046	3,985	4,432
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,665
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	545	657
5.000%, 01/01/2031	1,000	1,192
5.000%, 01/01/2033	4,085	4,830
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100 4.375%, 10/01/2045	3,000	3,430
New York State, Transportation Development, JFK International Airport Project, AMT, RB
Callable 08/01/2030 @ 100 5.250%, 08/01/2031	1,500	1,798
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100 4.000%, 12/01/2049	4,440	5,054
Suffolk, Tobacco Asset Securitization, Ser D, RB
Callable 04/05/2021 @ 12 10.948%, 06/01/2048 (E)	18,250	1,880
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2033	5,790	6,997
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
Callable 06/01/2027 @ 100 5.000%, 06/01/2045	4,250	4,612

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	81

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	$1,000	$964
5.250%, 09/15/2053	2,500	2,380

		104,944

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	478
5.000%, 09/01/2023	610	636
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100 4.000%, 09/01/2025	500	505

		1,619

Ohio — 4.0%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/2030 @ 100 4.000%, 06/01/2048	6,000	6,702
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22 5.861%, 06/01/2057 (E)	59,500	8,913
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100 5.000%, 06/01/2055	7,435	8,365
Cleveland-Cuyahoga County, Port Authority, Playhouse Square Foundation Project, RB
Callable 12/01/2028 @ 100 5.000%, 12/01/2033	2,460	2,599
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100 5.000%, 12/01/2044	4,000	4,121
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100 5.500%, 06/01/2022 (D)	5,000	5,331
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	227
6.500%, 12/01/2037 (A)(C)	1,100	385

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.250%, 04/01/2049 (A)	$1,900	$892
6.000%, 04/01/2038 (A)	1,615	760
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	3,420	3,554
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,682
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
Callable 07/01/2029 @ 100 5.000%, 07/01/2049 (A)	2,250	2,406
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100 5.000%, 12/01/2026	1,500	1,562
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
Callable 12/01/2027 @ 103 7.000%, 12/01/2042 (A)	3,000	3,189

		51,688

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100 5.000%, 07/01/2025	1,500	1,660
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100 4.000%, 08/01/2036	2,980	3,183
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100 4.000%, 01/01/2048	2,000	2,244
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	11
6.875%, 11/01/2046 (C)	1,081	5
6.625%, 11/01/2036 (C)	522	3

		7,106

Oregon — 0.3%
Clackamas County, Hospital Facility
Authority, Willametter View Project, RB
Callable 11/15/2025 @ 102 5.000%, 11/15/2052	1,500	1,601

82	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	$6,100	$1,677

		3,278

Pennsylvania — 1.5%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102 5.000%, 05/15/2029	300	339
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100 7.750%, 12/01/2037	4,000	4,566
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	280
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	553
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100 4.000%, 09/01/2049	1,000	1,097
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,175
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100 5.000%, 06/01/2034	2,000	2,438
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100 5.625%, 07/01/2036	1,975	2,081
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100 5.500%, 12/01/2058 (A)	2,000	2,118
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100 6.500%, 07/15/2048 (A)	$2,800	$3,239
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	545	555
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	345	350

		19,867

Puerto Rico — 5.7%
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (C)	2,000	275
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (C)	1,000	138
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2032 (C)	1,500	1,296
5.125%, 07/01/2028 (C)	560	482
Puerto Rico Commonwealth, Ser A, GO
5.500%, 07/01/2039 (C)	3,000	2,453
5.000%, 07/01/2041 (C)	5,300	4,127
Puerto Rico Commonwealth, Ser B, GO
5.000%, 07/01/2035 (C)	1,600	1,378
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
Callable 04/05/2021 @ 100 4.500%, 07/01/2036	810	825
Puerto Rico, Electric Power Authority, Ser A, RB
5.000%, 07/01/2029 (C)	2,920	2,628
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	181
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)	5,250	4,738
Puerto Rico, Electric Power Authority, Ser DDD, RB
5.000%, 07/01/2021 (C)	2,000	1,800
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 04/05/2021 @ 100 0.679%, 07/01/2029 (B)	9,040	8,337
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,221

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	83

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	$1,265	$1,116
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,390	8,858
Puerto Rico, Public Buildings Authority, Ser S, RB
6.000%, 07/01/2041 (C)	4,000	3,890
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
Callable 07/01/2028 @ 100 4.784%, 07/01/2058	11,604	12,661
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30 6.356%, 07/01/2051 (E)	46,000	10,070
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100 4.750%, 07/01/2053	6,043	6,580

		73,054

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100 5.000%, 04/01/2027	1,110	1,226
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 03/22/2021 @ 16 6.902%, 06/01/2052 (E)	6,890	1,106

		2,332

South Carolina — 1.3%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100 5.000%, 12/01/2046	2,000	2,478
4.000%, 12/01/2044	2,000	2,293
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	1,000	400
5.250%, 02/01/2027 (A)(C)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper Project, Ser A, RB
Callable 06/01/2025 @ 100 5.000%, 12/01/2050	$3,300	$3,773
South Carolina State, Public Service
Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	6,808

		16,292

Tennessee — 1.1%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100 5.625%, 06/01/2035	2,000	2,090
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100 5.125%, 12/01/2042 (A)	1,000	1,007
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100 5.500%, 07/01/2037	700	690
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	547
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
Callable 10/01/2025 @ 104 5.750%, 10/01/2059	2,500	2,488
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,860
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,785

		14,467

Texas — 4.2%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103 9.000%, 03/01/2039 (A)	9,770	11,260
7.000%, 03/01/2039	500	533
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100 5.500%, 08/15/2021 (D)	1,000	1,024

84	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100 6.125%, 08/15/2048	$1,250	$1,436
6.000%, 08/15/2038	1,500	1,734
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100 5.000%, 10/01/2023 (D)	7,000	7,855
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100 4.750%, 11/15/2022 (D)	2,725	2,935
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	1,000	1,163
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100 6.500%, 05/15/2021 (D)	805	815
Lewisville, SAB
Callable 09/01/2021 @ 100 5.500%, 09/01/2039 (A)	1,000	1,005
New Hope, Cultural Education Facilities Finance, Longhorn Village Project, RB
Callable 01/01/2024 @ 103 5.000%, 01/01/2042	500	539
New Hope, Cultural Education Facilities Finance, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103 5.000%, 12/01/2054	500	539
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100 5.500%, 07/01/2046	1,250	927
5.000%, 07/01/2031	250	209
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103 5.000%, 01/01/2047	1,500	1,611
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100 4.000%, 12/01/2054	250	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100 5.000%, 06/15/2033	$150	$155
5.000%, 06/15/2038	375	387
4.250%, 06/15/2028	140	144
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100 5.000%, 01/01/2045	6,000	6,790
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100 5.000%, 01/01/2048	3,250	3,747
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
Callable 01/01/2022 @ 103 6.000%, 01/01/2025 (A)	1,000	1,029
Port Isabel, GO
Callable 02/15/2029 @ 100 5.100%, 02/15/2049 (A)	1,000	1,099
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100 5.500%, 01/01/2032	500	508
5.125%, 01/01/2041	500	504
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	755
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
Callable 03/05/2021 @ 100 1.595%, 12/15/2026 (B)	3,000	2,973
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100 8.000%, 08/15/2034	1,000	1,018
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	1,690

		54,619

Utah — 0.2%
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
Callable 06/15/2031 @ 100 5.000%, 06/15/2052 (A)	1,300	1,388
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	600	624

		2,012

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	85

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Vermont — 0.0%
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100 5.000%, 06/15/2028	$550	$633

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority,
Ser Senior Lien, RB 5.000%, 10/01/2024	840	841

Virginia — 1.0%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100 5.125%, 01/01/2043	1,000	1,006
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103 5.000%, 07/01/2038	375	408
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103 5.000%, 06/01/2044	1,000	1,034
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 04/05/2021 @ 100 2.000%, 10/01/2048	40	4
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100 6.000%, 06/01/2043	2,208	2,297
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 04/05/2021 @ 100 6.050%, 03/01/2054	118	22
Lewistown Commerce Center, Community Development Authority, TA
Callable 03/01/2024 @ 103 6.050%, 03/01/2044	108	89
Virginia State, Small Business Financing Authority, Covanta Project, AMT, RB
Callable 07/01/2023 @ 100 5.000%, 01/01/2048 (A)(B)	500	523

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100 5.000%, 12/31/2049	$2,500	$2,886
5.000%, 12/31/2052	3,500	4,033
5.000%, 12/31/2056	1,000	1,149

		13,451

Washington — 0.8%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100 5.000%, 12/01/2028	1,000	1,154
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	245	249
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102 5.000%, 07/01/2033 (A)	225	244
4.000%, 07/01/2028 (A)	400	421
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100 5.250%, 06/01/2032	5,000	5,066
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100 5.250%, 06/01/2033	2,500	2,632

		9,766

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
Callable 03/22/2021 @ 11 20.272%, 06/01/2047 (E)	73,250	7,753

Wisconsin — 3.5%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
Callable 12/15/2030 @ 38 3.903%, 12/15/2055 (E)	25,000	7,003
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103 5.000%, 11/01/2046	1,000	1,049
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/01/2025 @ 103 5.250%, 08/01/2048	1,500	1,527
5.000%, 08/01/2028	1,230	1,275

86	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100 7.000%, 01/01/2050 (A)	$3,250	$2,970
Wisconsin State, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,012
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100 6.500%, 07/01/2050 (A)	1,750	1,128
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)	3,500	3,775
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100 5.000%, 03/01/2038	2,500	2,579
5.000%, 03/01/2048	1,500	1,537
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,327
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100 7.000%, 11/01/2046 (A)	3,500	3,693
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100 5.875%, 10/01/2054 (A)	2,770	2,848
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102 5.250%, 05/15/2052 (A)	1,750	1,861
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100 6.375%, 01/01/2048 (A)	5,070	4,102
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100 7.000%, 07/01/2048 (A)	3,500	3,799

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
Callable 03/01/2030 @ 100 5.250%, 03/01/2055 (A)	$2,500	$2,740

		45,225

Total Municipal Bonds (Cost $838,858) ($ Thousands)		908,386

CORPORATE OBLIGATIONS — 15.9%

Financials — 14.4%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%(A)(G)	6,900	8,165
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%(A)(G)	5,200	7,209
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%(G)	2,900	3,227
6.300%, VAR ICE LIBOR USD 3 Month+4.553%(G)	2,300	2,641
6.250%, VAR ICE LIBOR USD 3 Month+3.705%(G)	5,000	5,479
Bank of New York Mellon
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(G)	2,200	2,324
3.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.352%(G)	5,000	5,100
3.659%, VAR ICE LIBOR USD 3 Month+3.420%(G)	1,000	1,006
Barclays PLC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.672%(G)	1,500	1,693
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr+4.842%(G)	1,000	1,078
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Yr Curr+6.314%(A)(G)	1,900	1,910
7.195%, VAR ICE LIBOR USD 3 Month+1.290%(G)	6,200	6,651
BP Capital Markets PLC
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.036%(G)	600	633
CAN Community Health
8.500%, 03/01/2028 (A)	2,500	2,534

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	87

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%(G)	$7,325	$7,700
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+3.079%(G)	500	502
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%(G)	3,800	4,333
5.900%, VAR ICE LIBOR USD 3 Month+4.230%(G)	1,000	1,035
4.672%, VAR ICE LIBOR USD 3 Month+4.478%(G)	1,933	1,935
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.417%(G)	2,400	2,387
Citizens Financial Group
6.375%, VAR ICE LIBOR USD 3 Month+3.157%(G)	2,380	2,527
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.313%(G)	2,200	2,420
4.197%, VAR ICE LIBOR USD 3 Month+3.960%(G)	5,000	4,984
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%(G)	500	555
Comerica
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.291%(G)	2,600	2,850
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%(A)(G)	2,000	2,215
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.822%(A)(G)	800	892
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.293%(A)(G)	2,500	2,547
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.554%(A)(G)	2,500	2,441
Depository Trust & Clearing
3.384%, VAR ICE LIBOR USD 3 Month+3.167%(A)(G)	2,250	2,227
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.783%(G)	500	548

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215%(G)	$500	$530
Goldman Sachs Group
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.623%(G)	1,000	1,080
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%(G)	8,000	8,130
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%(G)	1,500	1,631
Huntington Bancshares
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.945%(G)	600	677
4.450%, VAR H15T7Y+4.045%(G)	1,200	1,254
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.446%(G)	3,500	3,879
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342%(G)	1,000	1,095
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%(G)	7,200	7,956
6.000%, VAR ICE LIBOR USD 3 Month+3.300%(G)	1,800	1,906
4.005%, VAR ICE LIBOR USD 3 Month+3.800%(G)	1,200	1,200
3.682%, VAR ICE LIBOR USD 3 Month+3.470%(G)	1,025	1,020
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%(G)	3,000	3,195
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%(A)(G)	7,500	9,638
6.657%, VAR ICE LIBOR USD 3 Month+1.270%(G)	1,000	1,285
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%(G)	500	539
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.174%(G)	3,800	4,037
MetLife
3.850%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.576%(G)	1,700	1,738
3.792%, VAR ICE LIBOR USD 3 Month+3.575%(G)	834	830

88	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Natwest Group PLC
2.574%, VAR ICE LIBOR USD 3 Month+2.320%(G)	$1,300	$1,278
Nordea Bank Abp MTN
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+3.388%(A)(G)	5,000	5,444
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(G)	500	540
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.720%(G)	200	235
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%(A)(G)	1,800	2,116
7.375%, VAR USD Swap Semi 30/360 5 Yr Curr+6.238%(G)	600	612
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%(A)(G)	4,500	5,914
Toll Road Investors Partnership II
5.540%, 02/15/2043 (A)(E)	22,000	6,520
Truist Financial
4.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.605%(G)	1,200	1,290
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(G)	7,100	7,366
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.313%(A)(G)	6,000	5,912
UBS Group Funding Switzerland
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.344%(A)(G)	600	656
Voya Financial
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.358%(G)	1,200	1,290
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%(G)	3,411	3,736

		186,277

Utilities — 1.5%
Dominion Energy
4.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.993%(G)	9,000	9,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%(G)	$4,900	$5,240
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%(G)	2,500	2,575
Pacific Gas & Electric
4.950%, 07/01/2050	300	323
4.550%, 07/01/2030	300	333
3.850%, 11/15/2023	50	53
3.750%, 07/01/2028	100	108
3.450%, 07/01/2025	100	107
3.400%, 08/15/2024	100	106
3.300%, 03/15/2027	100	105
3.250%, 06/15/2023	150	156

		18,553

Total Corporate Obligations (Cost $192,428) ($ Thousands)		204,830

U.S. TREASURY OBLIGATIONS — 6.9%
United States Treasury Bills
0.090%, 03/04/2021 (E)	$13,000	13,000
0.088%, 04/27/2021 (E)	5,500	5,500
0.088%, 05/27/2021 (E)	7,800	7,799
0.087%, 05/20/2021 (E)	6,000	5,999
0.083%, 05/04/2021 (E)	3,500	3,500
0.082%, 04/20/2021 (E)	4,900	4,900
0.080%, 03/16/2021 (E)	11,900	11,900
0.077%, 03/23/2021 (E)	11,800	11,800
0.060%, 05/11/2021 (E)	2,600	2,599
0.051%, 08/26/2021 (E)	3,500	3,499
0.019%, 06/03/2021 (E)	19,200	19,197

Total U.S. Treasury Obligations (Cost $89,691) ($ Thousands)		89,693

	Shares

PREFERRED STOCK — 6.8%

Communication Services — 0.3%
AT&T
4.750%(G)	137,000	3,325

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%(G)	31,000	3,137

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	89

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Energy — 0.0%
Enbridge
6.375%, VAR ICE LIBOR USD 3 Month+3.593%	5,032	$135

Financials — 6.0%
Allstate
4.750%(G)	24,500	630
Arch Capital Group
5.450%(G)	13,693	352
Associated Banc-Corp
5.875%(G)	13,668	353
Capital One Financial
5.000%(G)	71,700	1,782
Charles Schwab
6.000%(G)	101,415	2,581
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%(G)	85,700	2,345
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.557%(G)	20,000	2,140
6.125%(G)	20,000	2,055
Equitable Holdings
5.250%(G)	25,000	638
4.300%(G)	25,000	617
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%(G)	80,000	2,234
Fulton Financial
5.125%(G)	10,000	253
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%(G)	2,390	66
6.300%(G)	8,311	211
5.500%, VAR ICE LIBOR USD 3 Month+3.640%(G)	350,600	9,287
4.000%, VAR ICE LIBOR USD 3 Month+0.670%(G)	43,300	1,024
Huntington Bancshares
6.250%(G)	120,000	3,043
5.875%(G)	20,322	519
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%(G)	4,000	113
MetLife
5.625%(G)	29,780	786
4.750%(G)	200,000	5,070
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%(G)	108,070	3,060

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
6.875%, VAR ICE LIBOR USD 3 Month+3.940%(G)	53,657	$1,502
4.000%, VAR ICE LIBOR USD 3 Month+0.700%(G)	161,113	3,814
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%(G)	110,000	3,071
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%(G)	34,498	935
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%(G)	79,610	2,085
Regions Financial
6.375%, VAR ICE LIBOR USD 3 Month+3.536%(G)	2,600	71
5.700%, VAR ICE LIBOR USD 3 Month+3.148%(G)	16,000	432
RenaissanceRe Holdings
5.375%(G)	82,572	2,081
State Street
5.900%, VAR ICE LIBOR USD 3 Month+3.108%(G)	114,090	3,155
5.350%, VAR ICE LIBOR USD 3 Month+3.709%(G)	5,824	163
Sterling Bancorp
6.500%(G)	36,337	939
SVB Financial Group
5.250%(G)	1,802	46
Synovus Financial
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.127%(G)	50,000	1,318
Truist Financial
5.625%(G)	47,050	1,183
5.200%(G)	5,717	143
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%(G)	92,342	2,425
3.500%, VAR ICE LIBOR USD 3 Month+1.020%(G)	16,800	834
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%(G)	73,487	1,964
Voya Financial
5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.210%(G)	105,000	2,760
Webster Financial
5.250%(G)	42,731	1,081
Wells Fargo
7.500%(G)	2,154	2,990

90	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Description	Shares	Market Value ($Thousands)

PREFERRED STOCK (continued)
6.625%, VAR ICE LIBOR USD 3 Month+3.690%(G)	57,230	$1,588
5.850%, VAR ICE LIBOR USD 3 Month+3.090%(G)	120,000	3,109
5.625%(G)	5,000	127

		76,975

Utilities — 0.3%
Alabama Power
5.000%(G)	9,000	237
Duke Energy
5.750%(G)	8,727	232
Entergy Texas
5.375%(G)	40,000	1,052
Interstate Power & Light
5.100%(G)	62,317	1,577
NSTAR Electric
4.780%(G)	10,708	1,116

		4,214

Total Preferred Stock (Cost $81,635) ($ Thousands)		87,786

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,159,475	1,159

Total Cash Equivalent (Cost $1,159) ($ Thousands)		1,159

Total Investments in Securities — 100.1% (Cost $1,203,771) ($ Thousands)		$1,291,854

Percentages are based on Net Assets of $1,290,249 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2021.

†	Investment in Affiliated Security (see Note 4).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2021, the value of these securities amounted to $259,589 ($ Thousands), representing 20.1% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(C)	Security is in default on interest payment.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F) Security is escrowed to maturity.

(G)	Perpetual security with no stated maturity date.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

FGIC— Financial Guaranty Insurance Company

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

TCRS— Transferable Custodial Receipts

TRAN – Tax Revenue Anticipation Note

VAR — Variable Rate

The following is a list of the level of inputs used as of February 28, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	908,386	–	908,386
Corporate Obligations	–	204,830	–	204,830
U.S. Treasury Obligations	–	89,693	–	89,693
Preferred Stock	76,793	10,993	–	87,786
Cash Equivalent	1,159	–	–	1,159

Total Investments in Securities	77,952	1,213,902	–	1,291,854

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	91

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2021

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2021 ($ Thousands):

Security Description	Value 8/31/20	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/21	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,182	$20,476	$(25,499)	$-	$ -	$1,159	1,159,475	$-	$-

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

92	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2021 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Assets:
Investments, at value †	$ 2,020,301	$ 1,250,687
Affiliated investment, at value ††	3,166	—
Cash and cash equivalents	7,985	2,947
Dividends and interest receivable	20,912	8,234
Receivable for fund shares sold	1,176	1,252
Receivable for investment securities sold	—	—
Prepaid expenses	30	18
Total Assets	2,053,570	1,263,138
Liabilities:
Payable for investment securities purchased	3,750	12,135
Payable for fund shares redeemed	1,201	1,431
Investment advisory fees payable	433	308
Income distribution payable	410	126
Shareholder servicing fees payable	366	229
Administration fees payable	256	204
Chief Compliance Officer fees payable	2	1
Accrued expense payable	155	98
Total Liabilities	6,573	14,532
Net Assets	$ 2,046,997	$ 1,248,606
† Cost of investments	$ 1,892,353	$ 1,237,938
†† Cost of affiliated investment	3,166	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$ 1,915,941	$ 1,239,488
Total distributable earnings	131,056	9,118
Net Assets	$ 2,046,997	$ 1,248,606
Net Asset Value, Offering and Redemption Price Per Share — Class F	$12.11	$ 10.13
	($1,885,531,846 ÷ 155,750,629 shares)	($1,186,102,278 ÷ 117,143,822 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$12.12	$10.12
	($161,465,479 ÷ 13,326,587 shares)	($62,503,722 ÷ 6,176,066 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

94	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$321,791	$75,057	$110,762	$178,902	$166,619	$1,290,695
4,838	1,212	1,360	909	340	1,159
—	20	20	20	20	1,952
3,507	653	998	1,879	1,846	13,365
160	2	1	136	118	508
—	—	—	—	—	1,389
5	1	2	2	2	18
330,301	76,945	113,143	181,848	168,945	1,309,086

1,965	—	—	—	—	16,642
245	40	21	54	34	825
61	16	20	32	35	396
38	11	17	34	23	443
35	9	13	19	20	216
47	12	17	27	24	219
—	—	—	—	—	1
26	4	10	14	13	95
2,417	92	98	180	149	18,837
$327,884	$76,853	$113,045	$181,668	$168,796	$1,290,249
$306,707	$71,431	$105,187	$170,694	$156,783	$1,202,612
4,838	1,212	1,360	909	340	1,159

$312,009	$72,854	$107,471	$173,177	$158,720	$1,198,237
15,875	3,999	5,574	8,491	10,076	92,012
$327,884	$76,853	$113,045	$181,668	$168,796	$1,290,249
$11.03	$10.90	$10.70	$10.97	$11.19	$10.55
($300,005,998 ÷ 27,205,119 shares)	($75,859,474 ÷ 6,961,922 shares)	($111,924,001 ÷ 10,460,489 shares)	($163,048,952 ÷ 14,860,134 shares)	($167,878,942 ÷ 14,999,950 shares)	($1,122,548,788 ÷ 106,412,207 shares)
$11.02	$10.88	$10.70	$10.96	$11.19	$10.54
($27,877,758 ÷ 2,529,529 shares)	($993,424 ÷ 91,327 shares)	($1,121,201 ÷ 104,802 shares)	($18,619,257 ÷ 1,699,535 shares)	($917,491 ÷ 81,981 shares)	($167,700,700 ÷ 15,912,051 shares)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	95

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2021 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund

Investment Income:
Interest income	$ 28,633	$ 9,295
Dividend income	—	—
Income from Affiliated Investments(1)	—	—
Total Investment Income	28,633	9,295

Expenses:
Investment advisory fees	3,327	2,073
Shareholder servicing fees - Class F	2,325	1,492
Administration fees	1,952	1,256
Trustees’ fees	21	13
Chief Compliance Officer fees	6	4
Pricing fees	83	52
Printing fees	73	45
Professional fees	53	33
Custodian/Wire Agent fees	25	16
Registration fees	22	14
Other expenses	19	12

Total Expenses	7,906	5,010
Less, waiver of:
Investment advisory fees	(1,388)	(832)
Administration fees	(344)	(289)
Shareholder servicing fees - Class F	—	—
Net Expenses	6,174	3,889
Net Investment Income	22,459	5,406
Net Realized Gain/(Loss) on:
Investments	4,551	339
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	393	(692)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$ 27,403	$ 5,053

Amounts designated as “—” are $0 or have been rounded to $0.

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

96	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$ 3,330	$ 724	$ 1,357	$ 1,881	$ 1,872	$ 26,185
—	—	—	—	—	2,464
—	—	—	—	—	—
3,330	724	1,357	1,881	1,872	28,649

536	126	186	295	297	3,159
373	94	140	201	211	1,379
325	76	113	179	170	1,895
3	1	1	2	2	13
1	—	—	1	—	4
13	3	5	7	7	52
12	3	4	6	6	46
9	2	3	5	4	33
4	1	1	2	2	16
4	1	1	2	2	13
3	1	1	2	2	12
1,283	308	455	702	703	6,622

(149)	(26)	(57)	(90)	(69)	(845)
(27)	(3)	(5)	(7)	(14)	(522)
(149)	(38)	(56)	(80)	(85)	(11)
958	241	337	525	535	5,244
2,372	483	1,020	1,356	1,337	23,405

809	388	(3)	443	523	6,885

(4,171)	(1,185)	(697)	(610)	(2,045)	19,491
$ (990)	$ (314)	$ 320	$ 1,189	$ (185)	$ 49,781

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	97

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2021 (Unaudited) and the year ended August 31, 2020

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020
Operations:
Net investment income	$22,459	$48,212	$5,406	$15,681
Net realized gain/(loss) on investments	4,551	2,670	339	103
Net change in unrealized appreciation/(depreciation) on investments	393	(5,571)	(692)	4,989
Net Increase/(Decrease) in Net Assets Resulting from Operations	27,403	45,311	5,053	20,773
Distributions:
Class F	(22,876)	(48,389)	(5,076)	(14,648)
Class Y	(2,120)	(4,426)	(341)	(938)
Total Distributions	(24,996)	(52,815)	(5,417)	(15,586)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	137,108	287,396	122,563	313,569
Reinvestment of dividends & distributions	20,131	42,884	4,290	12,421
Cost of shares redeemed	(145,823)	(425,572)	(160,853)	(356,654)
Net Increase/(Decrease) from Class F Transactions	11,416	(95,292)	(34,000)	(30,664)
Class Y:
Proceeds from shares issued	12,814	35,681	4,629	32,696
Reinvestment of dividends & distributions	1,886	3,863	273	755
Cost of shares redeemed	(8,674)	(47,824)	(5,917)	(32,097)
Net Increase/(Decrease) from Class Y Transactions	6,026	(8,280)	(1,015)	1,354
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	17,442	(103,572)	(35,015)	(29,310)
Net Increase/(Decrease) in Net Assets	19,849	(111,076)	(35,379)	(24,123)
Net Assets:
Beginning of period	2,027,148	2,138,224	1,283,985	1,308,108
End of period	$2,046,997	$2,027,148	$1,248,606	$1,283,985

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

98	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020

$2,372	$5,577	$483	$1,160	$1,020	$2,233	$1,356	$3,069
809	1,379	388	394	(3)	98	443	756
(4,171)	(126)	(1,185)	480	(697)	(56)	(610)	(1,713)
(990)	6,830	(314)	2,034	320	2,275	1,189	2,112

(3,135)	(6,429)	(813)	(1,443)	(1,074)	(2,366)	(1,880)	(3,247)
(301)	(532)	(11)	(20)	(12)	(26)	(230)	(376)
(3,436)	(6,961)	(824)	(1,463)	(1,086)	(2,392)	(2,110)	(3,623)

18,765	36,151	4,632	7,689	6,349	13,930	9,137	12,353
2,765	5,661	689	1,234	953	2,126	1,618	2,816
(21,912)	(74,495)	(4,373)	(12,434)	(8,459)	(23,850)	(9,282)	(30,034)
(382)	(32,683)	948	(3,511)	(1,157)	(7,794)	1,473	(14,865)

2,290	6,608	24	—	27	411	1,296	1,612
286	504	6	10	10	24	138	222
(994)	(4,344)	(3)	(99)	(3)	(465)	(728)	(2,615)
1,582	2,768	27	(89)	34	(30)	706	(781)
1,200	(29,915)	975	(3,600)	(1,123)	(7,824)	2,179	(15,646)
(3,226)	(30,046)	(163)	(3,029)	(1,889)	(7,941)	1,258	(17,157)

331,110	361,156	77,016	80,045	114,934	122,875	180,410	197,567
$327,884	$331,110	$76,853	$77,016	$113,045	$114,934	$181,668	$180,410

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	99

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2021 (Unaudited) and the year ended August 31, 2020

	Pennsylvania Municipal Bond
	Fund		Tax-Advantaged Income Fund
	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020	9/1/2020 to 2/28/2021	9/1/2019 to 8/31/2020
Operations:
Net investment income	$1,337	$2,976	$23,405	$50,055
Net realized gain on investments and futures contracts	523	430	6,885	4,066
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(2,045)	1,870	19,491	(21,390)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(185)	5,276	49,781	32,731
Distributions:
Class F	(2,047)	(3,471)	(26,168)	(58,681)
Class Y	(12)	(19)	(3,995)	(8,277)
Total Distributions	(2,059)	(3,490)	(30,163)	(66,958)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	8,440	18,055	71,243	167,174
Reinvestment of dividends & distributions	1,832	3,105	22,727	51,307
Cost of shares redeemed	(12,189)	(30,341)	(101,535)	(247,749)
Net Decrease from Class F Transactions	(1,917)	(9,181)	(7,565)	(29,268)
Class Y:
Proceeds from shares issued	—	205	12,735	28,096
Reinvestment of dividends & distributions	12	18	3,582	7,323
Cost of shares redeemed	(3)	(107)	(8,399)	(25,500)
Net Increase from Class Y Transactions	9	116	7,918	9,919
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,908)	(9,065)	353	(19,349)
Net Increase/(Decrease) in Net Assets	(4,152)	(7,279)	19,971	(53,576)
Net Assets:
Beginning of period	172,948	180,227	1,270,278	1,323,854
End of period	$168,796	$172,948	$1,290,249	$1,270,278

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

100	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2021 (Unaudited) and the years or period ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2021(1)	$12.09	$0.13	$0.04	$0.17	$(0.13)	$(0.02)	$(0.15)	$12.11	1.39%	$1,885,532	0.63%		0.80%		2.20%	7%
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63		0.79		2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63		0.80		2.44	17
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63		0.81		2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	—^	(0.28)	11.79	0.59	1,834,913	0.63		0.83		2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	—	(0.29)	12.01	5.92	1,625,099	0.64	(2)	0.86	(2)	2.46	15
Class Y
2021(1)	$12.10	$0.15	$0.04	$0.19	$(0.15)	$(0.02)	$(0.17)	$12.12	1.52%	$161,465	0.38%		0.55%		2.45%	7%
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38		0.54		2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38		0.55		2.67	17
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38		0.56		2.72	17
2017	12.01	0.31	(0.21)	0.10	(0.31)	—^	(0.31)	11.80	0.92	80,618	0.38		0.58		2.70	12
2016	11.62	0.32	0.39	0.71	(0.32)	—	(0.32)	12.01	6.18	26,942	0.39	(2)	0.61	(2)	2.67	15
Short Duration Municipal Fund
Class F
2021(1)	$10.13	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)	$10.13	0.32%	$1,186,102	0.63%		0.81%		0.85%	16%
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63		0.80		1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63		0.81		1.33	53
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63		0.82		0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.04	0.47	1,325,339	0.63		0.83		0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	—	(0.04)	10.05	0.47	1,546,295	0.64	(2)	0.87	(2)	0.38	49
Class Y
2021(1)	$10.12	$0.06	$(0.01)	$0.05	$(0.05)	$—	$(0.05)	$10.12	0.54%	$62,504	0.38%		0.56%		1.10%	16%
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38		0.55		1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38		0.56		1.58	53
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38		0.57		1.18	67
2017	10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38		0.58		0.83	69
2016	10.04	0.07	—	0.07	(0.06)	—	(0.06)	10.05	0.74	28,863	0.39	(2)	0.62	(2)	0.67	49
California Municipal Bond Fund
Class F
2021(1)	$11.18	$0.08	$(0.11)	$(0.03)	$(0.08)	$(0.04)	$(0.12)	$11.03	(0.31)%	$300,006	0.60%		0.81%		1.44%	4%
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60		0.81		1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60		0.81		1.73	16
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60		0.81		1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60		0.83		1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(2)	0.86	(2)	1.90	13
Class Y
2021(1)	$11.17	$0.09	$(0.11)	$(0.02)	$(0.09)	$(0.04)	$(0.13)	$11.02	(0.24)%	$27,878	0.45%		0.56%		1.59%	4%
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45		0.56		1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45		0.56		1.88	16
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45		0.56		1.88	19
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45		0.58		1.90	12
2016^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(2)	0.61	(2)	2.00	13
Massachusetts Municipal Bond Fund
Class F
2021(1)	$11.06	$0.07	$(0.11)	$(0.04)	$(0.07)	$(0.05)	$(0.12)	$10.90	(0.48)%	$75,860	0.63%		0.81%		1.26%	9%
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63		0.80		1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63		0.81		1.64	15
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63		0.82		1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63		0.83		1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(2)	0.86	(2)	1.82	9
Class Y
2021(1)	$11.04	$0.08	$(0.11)	$(0.03)	$(0.08)	$(0.05)	$(0.13)	$10.88	(0.31)%	$993	0.48%		0.56%		1.41%	9%
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48		0.55		1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48		0.56		1.79	15
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48		0.57		1.81	13
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48		0.58		1.91	15
2016^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(2)	0.61	(2)	1.94	9

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	101

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2021 (Unaudited) and the years or period ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2021(1)	$10.77	$0.10	$(0.06)	$0.04	$(0.10)	$(0.01)	$(0.11)	$10.70	0.30%	$111,924	0.60%		0.81%		1.80%	1%
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60		0.81		1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60		0.81		1.99	16
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60		0.81		1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60		0.83		2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(2)	0.86	(2)	2.12	8
Class Y
2021(1)	$10.77	$0.10	$(0.06)	$0.04	$(0.10)	$(0.01)	$(0.11)	$10.70	0.37%	$1,121	0.45%		0.56%		1.95%	1%
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45		0.56		2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45		0.56		2.13	16
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45		0.56		2.12	10
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45		0.58		2.18	13
2016^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(2)	0.61	(2)	2.22	8

New York Municipal Bond Fund
Class F
2021(1)	$11.03	$0.08	$(0.01)	$0.07	$(0.08)	$(0.05)	$(0.13)	$10.97	0.62%	$163,049	0.60%		0.81%		1.50%	7%
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60		0.80		1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60		0.81		1.76	11
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60		0.82		1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60		0.83		1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(2)	0.86	(2)	1.73	15
Class Y
2021(1)	$11.01	$0.09	$—	$0.09	$(0.09)	$(0.05)	$(0.14)	$10.96	0.69%	$18,619	0.45%		0.56%		1.65%	7%
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45		0.55		1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45		0.56		1.91	11
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45		0.57		1.93	15
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45		0.58		1.98	9
2016^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(2)	0.61	(2)	1.86	15

Pennsylvania Municipal Bond Fund
Class F
2021(1)	$11.34	$0.09	$(0.10)	$(0.01)	$(0.09)	$(0.05)	$(0.14)	$11.19	(0.13)%	$167,879	0.63%		0.83%		1.57%	5%
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63		0.83		1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63		0.83		1.86	14
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63		0.83		1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63		0.84		1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63	(2)	0.84	(2)	1.98	19
Class Y
2021(1)	$11.34	$0.10	$(0.10)	$—	$(0.10)	$(0.05)	$(0.15)	$11.19	(0.05)%	$917	0.48%		0.58%		1.72%	5%
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48		0.58		1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48		0.58		2.01	14
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48		0.58		2.01	14
2017	10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48		0.59		2.04	14
2016^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48	(2)	0.59	(2)	2.11	19

Tax-Advantaged Income Fund
Class F
2021(1)	$10.39	$0.19	$0.21	$0.40	$(0.18)	$(0.06)	$(0.24)	$10.55	3.95%	$1,122,549	0.86%		1.08%		3.67%	9%
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86		1.07		3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86		1.08		4.24	40
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86		1.09		4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86		1.09		4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87	(2)	1.09	(2)	3.93	24
Class Y
2021(1)	$10.38	$0.20	$0.21	$0.41	$(0.19)	$(0.06)	$(0.25)	$10.54	4.08%	$167,700	0.61%		0.83%		3.91%	9%
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61		0.82		4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61		0.83		4.49	40
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61		0.84		4.39	41
2017	10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61		0.84		4.47	52
2016	10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62	(2)	0.84	(2)	4.18	24

102	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2021 (Unaudited) and the years or period ended August 31,

For a share outstanding throughout the years or period

*	Per share calculations were performed using average shares.

†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

^	Amount represents less than $0.01 per share.

^^	Class Y commenced operations on October 30, 2015. All ratios for the period have been annualized.

(1)	For the six-month period ended February 28, 2021. All ratios for the period have been annualized.

(2)	The expense ratio includes proxy expenses outside the cap.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	103

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2021

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that

104	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are “not readily available” are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended; (ii) the security has been delisted from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	105

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2021

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2021, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At February 28, 2021, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.
Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 28, 2021, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an

106	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 28, 2021, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	107

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2021

Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

108	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations

Intermediate-Term Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

Short Duration Municipal Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.38%

California Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Massachusetts Municipal Bond Fund

Class F	0.33%	0.25%	0.63%

Class Y	0.33%	0.00%	0.48%

New Jersey Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

New York Municipal Bond Fund

Class F	0.33%	0.25%	0.60%

Class Y	0.33%	0.00%	0.45%

Pennsylvania Municipal Bond Fund

Class F	0.35%	0.25%	0.63%

Class Y	0.35%	0.00%	0.48%

Tax-Advantaged Income Fund

Class F	0.50%	0.25%	0.86%

Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	109

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2021

As of February 28, 2021, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Intermediate-Term Municipal Fund

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust Mellon Investments Corporation Wellington Management Company LLP

Short Duration Municipal Fund

Neuberger Berman Investment Advisers LLC

Wells Capital Management, Inc.

Western Asset Management Company

California Municipal Bond Fund

Mellon Investments Corporation

Massachusetts Municipal Bond Fund

Mellon Investments Corporation

New Jersey Municipal Bond Fund

Mellon Investments Corporation

New York Municipal Bond Fund

Mellon Investments Corporation

Pennsylvania Municipal Bond Fund

Mellon Investments Corporation

Tax-Advantaged Income Fund

Pacific Investment Management Company, LLC

Spectrum Asset Management, Inc.

Wells Capital Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2021, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2021 and for the period then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 28, 2021, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)

Intermediate-Term Municipal Fund
Purchases	$—	$144,356	$144,356
Sales	—	134,697	134,697

Short Duration Municipal Fund
Purchases	—	161,168	161,168
Sales	—	192,542	192,542

California Municipal Bond Fund
Purchases	—	14,096	14,096
Sales	—	11,976	11,976

Massachusetts Municipal Bond Fund
Purchases	—	7,062	7,062
Sales	—	6,556	6,556

New Jersey Municipal Bond Fund
Purchases	—	1,227	1,227
Sales	—	1,882	1,882

New York Municipal Bond Fund
Purchases	—	16,162	16,162
Sales	—	12,511	12,511

Pennsylvania Municipal Bond Fund
Purchases	—	8,478	8,478
Sales	—	9,753	9,753

Tax-Advantaged Income Fund
Purchases	—	105,199	105,199
Sales	—	130,209	130,209

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its

110	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist market discount adjustment, defaulted bond adjustments, Perpetual Bond adjustment, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, and distribution reclassification. There are no permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of August 31, 2020.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($Thousands)	Ordinary Income ($Thousands)	Long-Term Capital Gain ($Thousands)	Total ($Thousands)
Intermediate-Term Municipal Fund	2020	$48,395	$34	$4,386	$52,815
	2019	50,476	71	1,401	51,948
Short Duration Municipal Fund	2020	15,561	25	—	15,586
	2019	17,405	126	—	17,531
California Municipal Bond Fund	2020	5,560	10	1,391	6,961
	2019	6,180	47	790	7,017
Massachusetts Municipal Bond Fund	2020	1,152	4	307	1,463
	2019	1,269	12	129	1,410
New Jersey Municipal Bond Fund	2020	2,222	58	112	2,392
	2019	2,418	33	—	2,451
New York Municipal Bond Fund	2020	3,072	6	545	3,623
	2019	3,505	14	240	3,759
Pennsylvania Municipal Bond Fund	2020	2,963	9	518	3,490
	2019	3,264	18	86	3,368
Tax-Advantaged Income Fund	2020	32,661	22,728	11,569	66,958
	2019	37,031	18,010	5,140	60,181

As of August 31, 2020 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($Thousands)
Intermediate-Term Municipal Fund	$3,753	$—	$1,960	$—	$—	$127,165	$(4,229)	$128,649
Short Duration Municipal Fund	1,052	—	—	(3,949)	—	13,424	(1,045)	9,482
California Municipal Bond Fund	460	27	986	—	—	19,255	(427)	20,301
Massachusetts Municipal Bond Fund	94	—	319	—	—	4,811	(87)	5,137
New Jersey Municipal Bond Fund	183	—	64	—	—	6,271	(178)	6,340
New York Municipal Bond Fund	234	112	487	—	—	8,817	(238)	9,412
Pennsylvania Municipal Bond Fund	246	—	431	—	—	11,881	(238)	12,320
Tax-Advantaged Income Fund	3,007	—	5,408	—	—	67,894	(3,915)	72,394

Post-October losses represent losses realized on investment transactions from November 1, 2019 through August 31, 2020, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	111

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2021

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/2020* ($ Thousands)
Short Duration Municipal Fund	$(513)	$(3,436)	$(3,949)

*During the year ended August 31, 2020, Short Duration Municipal Fund utilized $232,327 in capital loss carryforwards to offset capital gains.

At February 28, 2021, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
Intermediate-Term Municipal Fund	$1,895,519	$131,127	$(3,179)	$127,948
Short Duration Municipal Fund	1,237,938	13,679	(930)	12,749
California Municipal Bond Fund	311,545	15,819	(735)	15,084
Massachusetts Municipal Bond Fund	72,643	3,845	(219)	3,626
New Jersey Municipal Bond Fund	106,547	5,663	(88)	5,575
New York Municipal Bond Fund	171,603	8,537	(329)	8,208
Pennsylvania Municipal Bond Fund	157,123	9,972	(136)	9,836
Tax-Advantaged Income Fund	1,203,771	110,843	(22,760)	88,083

7. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health

112	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk —The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	113

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2021

Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund’s will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Funds nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Funds may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

114	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

8. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020
Shares Issued and Redeemed:
Class F:
Shares Issued	11,261	24,096	12,092	31,157	1,678	3,288
Shares Issued in Lieu of Dividends and Distributions	1,656	3,588	424	1,234	248	514
Redeemed	(11,994)	(35,966)	(15,870)	(35,496)	(1,963)	(6,840)
Total Class F Transactions	923	(8,282)	(3,354)	(3,105)	(37)	(3,038)
Class Y:
Shares Issued	1,053	3,008	457	3,269	204	608
Shares Issued in Lieu of Dividends and Distributions	155	323	27	75	26	46
Redeemed	(715)	(4,083)	(584)	(3,208)	(89)	(398)
Total Class Y Transactions	493	(752)	(100)	136	141	256
Increase (Decrease) in Share Transactions	1,416	(9,034)	(3,454)	(2,969)	104	(2,782)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020
Shares Issued and Redeemed:
Class F:
Shares Issued	419	707	588	1,308	826	1,131
Shares Issued in Lieu of Dividends and Distributions	62	113	88	200	146	257
Redeemed	(395)	(1,148)	(784)	(2,266)	(841)	(2,756)
Total Class F Transactions	86	(328)	(108)	(758)	131	(1,368)
Class Y:
Shares Issued	2	—	2	40	118	147
Shares Issued in Lieu of Dividends and Distributions	—	1	1	2	13	20
Redeemed	—	(9)	—	(44)	(66)	(240)
Total Class Y Transactions	2	(8)	3	(2)	65	(73)
Increase (Decrease) in Share Transactions	88	(336)	(105)	(760)	196	(1,441)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020	09/01/2020 to 02/28/2021	09/01/2019 to 08/31/2020
Shares Issued and Redeemed:
Class F:
Shares Issued	744	1,622	6,767	16,229
Shares Issued in Lieu of Dividends and Distributions	162	279	2,160	4,967
Redeemed	(1,074)	(2,741)	(9,679)	(24,433)
Total Class F Transactions	(168)	(840)	(752)	(3,237)
Class Y:
Shares Issued	—	19	1,209	2,709
Shares Issued in Lieu of Dividends and Distributions	1	2	341	710
Redeemed	—	(11)	(802)	(2,548)
Total Class Y Transactions	1	10	748	871
(Decrease) in Share Transactions	(167)	(830)	(4)	(2,366)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	115

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 28, 2021

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2021, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	94.27%
Class Y	77.72%
Short Duration Municipal Fund
Class F	96.63%
Class Y	65.54%
California Municipal Bond Fund
Class F	95.64%
Class Y	99.69%
Massachusetts Municipal Bond Fund
Class F	97.62%
Class Y	97.97%
New Jersey Municipal Bond Fund
Class F	96.46%
Class Y	34.27%
New York Municipal Bond Fund
Class F	96.12%
Class Y	99.60%
Pennsylvania Municipal Bond Fund
Class F	93.80%
Class Y	47.45%
Tax-Advantaged Income Fund
Class F	94.96%
Class Y	90.88%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10.	SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 28, 2021.

116	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2021

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2020 to February 28, 2021).

The following table illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,013.90	0.63%	$3.15

Class Y	1,000.00	1,015.20	0.38	1.90

Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.91	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return

Class F	$1,000.00	$1,003.20	0.63%	$3.13

Class Y	1,000.00	1,005.40	0.38	1.89

Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.91	0.38	1.91
California Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$996.90	0.60%	$2.97

Class Y	1,000.00	997.60	0.45	2.23

Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$995.20	0.63%	$3.12

Class Y	1,000.00	996.90	0.48	2.38

Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.41	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,003.00	0.60%	$2.98

Class Y	1,000.00	1,003.70	0.45	2.24

Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$1,006.20	0.60%	$2.98

Class Y	1,000.00	1,006.90	0.45	2.24

Hypothetical 5% Return

Class F	$1,000.00	$1,021.82	0.60%	$3.01

Class Y	1,000.00	1,022.56	0.45	2.26

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021	117

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

February 28, 2021

	Beginning Account Value 9/1/20	Ending Account Value 2/28/21	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return

Class F	$1,000.00	$998.70	0.63%	$3.12

Class Y	1,000.00	999.50	0.48	2.38

Hypothetical 5% Return

Class F	$1,000.00	$1,021.67	0.63%	$3.16

Class Y	1,000.00	1,022.41	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return

Class F	$1,000.00	$1,039.50	0.86%	$4.35

Class Y	1,000.00	1,040.80	0.61	3.09

Hypothetical 5% Return

Class F	$1,000.00	$1,020.53	0.86%	$4.31

Class Y	1,000.00	1,021.77	0.61	3.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

118	SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

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SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2021

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

Aaron Buser

Vice President and Assistant Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

        SEI-F-090 (2/21)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report. (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 7, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: May 7, 2021